                                                       Registration No. 33-29070


                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. __        [ ]


                       POST-EFFECTIVE AMENDMENT NO. 19         [X]


                                     and/or

                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                Amendment No. 22


                             OCC CASH RESERVES, INC.
                  (Previously called Quest Cash Reserves, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                 ONE WORLD FINANCIAL CENTER, NEW YORK, NY 10281
                    (Address of Principal Executive Offices)

                                 (212) 374-1600
                         (Registrant's Telephone Number)

                             Thomas E. Duggan, Esq.
                           One World Financial Center
                               New York, NY 10281
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to      [ ]  on March 31, 1998 pursuant to
     paragraph(b)                                  paragraph(b)


[X]  On March 31, 1999 pursuant to            [ ]  pursuant to paragraph(a)(1)
     paragraph(a)(1)


[ ]  75 days after filing pursuant to         [ ]  pursuant to paragraph(a)(2)
     paragraph(a)(2)                               of Rule 485

         Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 and has filed its report pursuant to that Rule for the year ended December 31, 1997 on February 2, 1998.

CROSS REFERENCE SHEET


Form N-1A
  Item
Part A Caption                                                 Prospectus
--------------                                                 ----------
1.                (a) Front Cover Page                         Front Cover Page
                  (b) Back Cover Page                          Back Cover Page

2.                Risk/Return Summary: Investments,            Risk/Return Summary
                  Risks and Performance                        Principal Investment
                                                               Strategies and Related Risks

3.                Risk/Return Summary: Fee Table               Risk/Return Summary

4.                Investment Objectives, Principal             Principal Investment Strategies and Related Risks
                  Investment Strategies, and Related Risks

5.                Management's Discussion of Fund              N/A
                  Performance

6.                Management, Organization, and Capital        Fund Management Dividends and Distributions; Taxes
                  Structure

7.                Shareholder Information                      Shareholder Information

8.                Distribution Arrangements                    Distribution Plan

9.                Financial Highlights Information             Financial Highlights


Part B Caption                                                 Statement of Additional Information
--------------                                                 -----------------------------------
10.               Cover Page and Table of Contents             Cover Page; Table of Contents

11.               Fund History                                 Additional Information--Description of the Fund

12.               Description of the Fund and Its              Investment of the Fund's Assets; Investment Restrictions
                  Investments and Risks


Part B Caption                                                 Statement of Additional Information
--------------                                                 -----------------------------------
13.               Management of the Fund                       Investment Management and Other Services

14.               Control Persons and Principal Holders        Directors and Officers; Principal Holders of Securities
                  of Securities

15.               Investment Advisory and Other Services       Investment Management and Other Services - Distribution
                                                               Assistance Plan

16.               Brokerage Allocation and Other Purchases     Portfolio Transactions

17.               Capital Stock and Other Securities           Determination of Net Asset Value; Capital Stock;
                                                               Additional Information-Possible Additional Series

18.               Purchase, Redemption and Pricing of          Determination of Net Asset Value
                  Securities

19.               Taxation of the Fund                         Taxes

20.               Underwriters                                 Investment Management and Other Services - Distribution
                                                               Assistance Plan

21.               Calculations of Performance Data             Performance Data

22.               Financial Statements                         N/A

                             OCC CASH RESERVES, INC.

                            Prospectus March 31, 1999

OCC CASH RESERVES, INC. is an open-end investment company with the following investment portfolios.

                                Primary Portfolio

                              Government Portfolio

                           General Municipal Portfolio

                          New York Municipal Portfolio

                         California Municipal Portfolio

         The Securities and Exchange Commission has not approved any Portfolio's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

Risk/Return Summary......................................................

Principal Investment Strategies and Related Risks........................

Management of the Fund...................................................

Purchase and Redemption of Shares........................................

Financial Highlights.....................................................

Expense Information......................................................

Additional Information...................................................

                               RISK/RETURN SUMMARY


Investment Goals           Primary Portfolio...........................Safety of principal, liquidity and maximum current income from money market securities

                           Government Portfolio........................Safety of principal, liquidity and maximum current income from money market securities

                           General Municipal Portfolio.................Safety of principal, liquidity and maximum current income exempt from Federal income
                                                                       taxes from money market securities

                           California Municipal Portfolio..............Safety of principal, liquidity and maximum current income exempt from Federal and
                                                                       California personal income taxes from
                                                                       money market securities

                           New York Municipal Portfolio................Safety of principal, liquidity and maximum current income exempt from Federal, New
                                                                       York State and New York City income taxes
                                                                       from money market securities

                           The Portfolios are money market funds.


Principal Investment
Strategies                          o   The Primary Portfolio invests in high
                                        quality money market securities with
                                        remaining maturities of thirteen months
                                        or less, including U.S. government
                                        securities, U.S. dollar denominated
                                        certificates of deposit and bankers
                                        acceptances, domestic or foreign
                                        commercial paper and repurchase
                                        agreements. The Primary Portfolio
                                        normally invests at least 25% of its
                                        total assets in bank obligations.

                                    o The Government Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less including U.S. government securities and repurchase agreements.

                                        2

                                    o   The General Municipal Portfolio invests
                                        in high quality municipal securities
                                        with remaining maturities of thirteen
                                        months or less including municipal
                                        notes, short-term municipal bonds,
                                        short-term discount notes and
                                        participation interests in those
                                        securities. The Portfolio normally
                                        invests at least 80% of its total assets in municipal securities.

                                    o   The California Municipal Portfolio
                                        invests in high quality municipal
                                        securities with remaining maturities of
                                        thirteen months or less that pay
                                        interest exempt from Federal and
                                        California personal income taxes. The
                                        Portfolio normally invests at least 80%
                                        of its total assets in California
                                        municipal securities.

                                    o The New York Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from Federal, New York State and New
                                        York City income taxes. The Portfolio
                                        normally invests at least 80% of its
                                        total assets in New York municipal
                                        securities.

Principal Risks                    An investment in any of the Portfolios is
                                   not insured or guaranteed by the Federal
                                   Deposit Insurance Corporation or any other
                                   government agency. Although each Portfolio
                                   seeks to preserve the value of your
                                   investment at $1.00 per share it may not do
                                   so and therefore it is possible to lose
                                   money by investing in a Portfolio. A
                                   Portfolio's yield will vary with
                                   fluctuations in available market interest
                                   rates on its portfolio securities.

                                   Your Portfolio's net asset value, yield and
                                   total return could be affected by:

                                   o    Interest Rate Risk - When interest
                                        rates rise, the value of fixed income
                                        securities falls

                                   o    Credit Risk - Issuers of debt
                                        instruments cannot make principal and
                                        interest payments on time

                                   o    Market Risk - Changes in the economy in
                                        general that cause the prices of fixed
                                        income securities to fall.

                                   The California Municipal Portfolio
                                   concentrates in California municipal
                                   securities and the New York Municipal
                                   Portfolio

                                        3

                                   concentrates in New York municipal
                                   issuers so credit risk and market risk may be greater for those Portfolios.

Bar Chart and
Performance Table                  The bar charts below show the performance of
                                   each Portfolio from year to year for the life
                                   of each Portfolio and the best and worst
                                   calendar quarter returns during the life of
                                   each Portfolio.

                                   The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.


                               Primary Portfolio


                                  [BAR CHART]


*Portfolio began operations on December 13, 1989.
During the period from the inception of the Primary Portfolio through December
31, 1998, the highest quarterly return was ___% (for the quarter ended ___ __, ____) and the lowest quarterly return was ___% (for the quarter ended _____ __,
____).


                              Government Portfolio


                                  [BAR CHART]


*Portfolio began operations on February 14, 1990.
During the period from the inception of the Government Portfolio through December 31, 1998, the highest quarterly return was ___% (for the quarter ended
_____ __, ____) and the lowest quarterly return was ____% (for the quarter ended
_____ __, ___).

                                       4


                           General Municipal Portfolio


                                  [BAR CHART]


*Portfolio began operations on February 14, 1990.
During the period from the inception of the General Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended
______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).



                         California Municipal Portfolio


                                  [BAR CHART]


*Portfolio began operations on March 20, 1991.
During the period from the inception of the California Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended ______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).


                                       5

                          New York Municipal Portfolio


                                  [BAR CHART]


*Portfolio began operations on April 10, 1991.
During the period from the inception of the New York Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended
______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).

The table below shows the average annual returns for one and five years and for the life of each Portfolio.

      Average Annual Total Returns for the periods ended December 31, 1998

                                     Past Year   Past 5 Years    Since Inception
                                     ---------   ------------    ---------------

Primary Portfolio                          %              %                  %
Government Municipal Portfolio             %              %                  %
General Municipal Portfolio                %              %                  %
California Municipal Portfolio             %              %                  %
New York Municipal Portfolio               %              %                  %


The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672

FEES AND EXPENSES OF THE PORTFOLIOS

This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

Shareholder Fees - Fees You Pay Directly

There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.

                                       6

Annual Fund Operating Expenses - Expenses that are deducted from Fund assets

Management Fees
12b-1 (Distribution Plan) fees

Other Expenses
Total Annual Fund Operating Expenses
Fee Waiver
Net Expenses

The table shows that a portion of its fees were waived by OpCap Advisors for the _____ Portfolios. These waivers were made according to OpCap Advisors' contractual commitment to waive fees and assume expenses (net of any expense offsets) in excess of 1.00% of average net assets in any fiscal year. Other expenses are shown gross of certain expense offsets which lowered the Portfolios' custody expenses. Total operating expenses were ____, ____, ____ and ____ for the ____ Portfolios after subtracting the expenses and offsets.

Example

This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.


                                      1 Year        3 Years         5 Years       10 Years
                                      ------        -------         -------       --------
Primary Portfolio
Government Portfolio
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

PRIMARY PORTFOLIO

Q    What is the Portfolio's investment program?

A The Primary Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q    What types of securities does the Portfolio buy?

A    The Primary Portfolio invests in:

     o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

     o Commercial paper and participation interests in loans made by banks to corporations.

     o Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are called U.S. Government securities.

     o Repurchase agreements collateralized in full by U.S. Government securities.

Q    What is the credit quality of the Primary Portfolio's investments?

A The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. When we use the term "prime" we mean securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.

GOVERNMENT PORTFOLIO

Q    What is the Portfolio's investment program?

A The Government Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q    What types of securities does the Portfolio buy?

A    The Government Portfolio invests in:

     o U.S. Government securities including direct obligations of the United States Treasury such as Bills, Notes and Bonds; issues of agencies and instrumentalities established by an act of Congress which have the right to borrow from the U.S. Treasury; and securities which depend solely on the issuing instrumentality for repayment.

     o Repurchase agreements collateralized in full by U.S. Government securities.

Q    What is the credit quality of the Government Portfolio's investments?

A Securities backed by the full faith and credit of the U.S. Government are considered to be free of credit risk.


GENERAL MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The General Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term money market securities exempt from Federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A The General Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the General Municipal Portfolio's investments?

A The General Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.


CALIFORNIA MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The California Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal and California personal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A    The California Municipal Portfolio invests in:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in California municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the California Municipal Portfolio's investments?

A The California Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The California Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The California Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The California Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.


NEW YORK MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The New York Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal, New York State and New

     York City income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A    The New York Municipal Portfolio invests in:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in New York municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the New York Municipal Portfolio's investments?

A The New York Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The New York Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The New York Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The New York Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

RISKS OF THE PORTFOLIOS

Q    What are the main risks of investing in the Portfolios?

A We manage the Portfolios to maintain a constant share price of $1.00 per share but there is no assurance that we will be able to do so. The U.S. Government does not guarantee or insure the shares of the Portfolios so there is some risk.

     These is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. We try to keep this risk low by investing only in securities rated in one of the two highest categories for short term securities or if not rated, of comparable quality.

     There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation.

     The risks described above could be greater for the California Municipal Portfolio which concentrates in California issues and for the New York Municipal Portfolio which concentrates in New York issues. California and New York tax exempt securities may be affected by political, economic or other events that limit the ability of California or New York issuers to pay interest or repay principal or may depress the entire market for California or New York tax exempt securities.

FUND MANAGEMENT

The Board of Directors of the Fund has hired OpCap Advisors to serve as manager of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with approximately $63 billion of assets under management as of December 31, 1998. The mailing address is One World Financial Center, New York, New York 10281.

OpCap Advisors has been in business as an investment adviser since 1987 and Oppenheimer Capital has been in business as an investment adviser since 1969.

OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital as well as employees of OpCap Advisors perform these services.

The Portfolios of the Fund paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 1998:

                  Primary Portfolio....................................%
                  Government Portfolio.................................%
                  General Municipal Portfolio..........................%
                  California Municipal Portfolio.......................%
                  New York Municipal Portfolio.........................%

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

There are no minimum amounts required for either investments or withdrawals.

Initial Investments (Purchases)

Contact your CIBC Oppenheimer Account Executive to arrange for an initial investment in a Portfolio of the Fund. You may use the Portfolio either as the money market fund tied to your CIBC Oppenheimer securities account through CIBC Oppenheimer's sweep service or an additional investment position held in your securities account.

The "sweep" means that cash is automatically invested in the Portfolio of your choice when the cash becomes available in your CIBC Oppenheimer securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you. Amounts of $10,000 or more are invested on the next business day; amounts less than $10,000 are invested once a week on the first business day of the following week. The sweep automatically withdraws cash from your Portfolio when appropriate to cover purchases or other activities in your account.

Subsequent Investments (Purchases)

Mail or deliver your check, payable to CIBC Oppenheimer Corp., to your CIBC Oppenheimer Account Executive. Please write your securities account number and the Portfolio name on the check. If you wish to make an investment by sending a wire from your bank, contact your CIBC Oppenheimer Account Executive to obtain wiring instructions.

Withdrawals (Redemptions)

For withdrawals other than those automatically activated by the sweep, please instruct your CIBC Oppenheimer Account Executive as to the withdrawal amount and the delivery of the proceeds.

Redemptions over $250,000

If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

DIVIDENDS AND DISTRIBUTIONS

Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless we receive different instructions from you.

TAXES

In January you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

We anticipate that at least 80% of the annual income of the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolios will be exempt from federal income taxes (but not from the alternative minimum tax) and from California income taxes in the case of the California Municipal Portfolio and from New York state and New York city income taxes in the case of the New York Municipal Portfolio. The General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio can invest in industrial development bonds and other private activity bonds so a portion of the distributions from those

Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your own tax adviser with respect to your own tax situation.

YEAR 2000 ISSUES

Many computer systems use only two digits to describe years, such as 98 for 1998. A program written this way will not recognize the Year 2000. The Advisor and the Fund's Transfer Agent have been actively working on changes to their own computer systems to deal with the Year 2000 and expect that their systems will be ready for the Year 2000. The Advisor cannot be sure that it will be successful or that other computer systems that interact with the Fund will be in compliance. CIBC Oppenheimer has informed the Fund that it has developed a Year 2000 plan and that it has devoted significant resources to complete all mission critical projects by year end 1998.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay the Advisor .25 of 1% of the Portfolio's average daily net assets. The Advisor pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's SAI, which is available upon request.

                                    APPENDIX

The following are descriptions of certain types of securities in which we may invest assets of the Portfolios.

Primary Portfolio

Certificates of Deposit

     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

Commercial Paper

     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

Repurchase Agreements

     Contracts that require one party to repurchase securities at a fixed price on a designated date.

Banker's Acceptances

     Bank-issued commitments to pay for merchandise sold in the import/export market.

General Municipal, California Municipal and New York Municipal Portfolios

Variable Rate Obligations

     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

Put Bonds

     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

Municipal Lease Obligations

     Some lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.

     We attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities We may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation;
     (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your broker or by calling the Portfolios at 1-800-700-8258.

You can review the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009

Telephone:  1-800-SEC-0330

Free from the Commission's Internet website at http://www.sec.gov.



OCC Cash Reserves, Inc.

Primary Portfolio

Government Portfolio

General Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio


(Investment Company Act file no. 811-05731)

                                                                        Generic
                                                                        Version

                             OCC CASH RESERVES, INC.

                            Prospectus March 31, 1999

OCC CASH RESERVES, INC. is an open-end investment company with the following investment portfolios.

                                Primary Portfolio

                              Government Portfolio

                           General Municipal Portfolio

                          New York Municipal Portfolio

                         California Municipal Portfolio

         The Securities and Exchange Commission has not approved any Portfolio's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

                                                                          Page

Risk/Return Summary....................................................

Principal Investment Strategies and Related Risks......................

Management of the Fund.................................................

Purchase and Redemption of Shares......................................

Financial Highlights...................................................

Expense Information....................................................

Additional Information.................................................

                               RISK/RETURN SUMMARY

Investment Goals           Primary Portfolio...........................Safety of principal, liquidity and maximum current income from money market securities

                           Government Portfolio........................Safety of principal, liquidity and maximum current income from money market securities

                           General Municipal Portfolio.................Safety of principal, liquidity and maximum current income exempt from Federal income
                                                                       taxes from money market securities

                           California Municipal Portfolio..............Safety of principal, liquidity and maximum current income exempt from Federal and
                                                                       California personal income taxes from
                                                                       money market securities

                           New York Municipal Portfolio................Safety of principal, liquidity and maximum current income exempt from Federal, New
                                                                       York State and New York City income taxes
                                                                       from money market securities

                           The Portfolios are money market funds.

Principal Investment
Strategies                          o   The Primary Portfolio invests in high
                                        quality money market securities with
                                        remaining maturities of thirteen months
                                        or less, including U.S. government
                                        securities, U.S. dollar denominated
                                        certificates of deposit and bankers
                                        acceptances, domestic or foreign
                                        commercial paper and repurchase
                                        agreements. The Primary Portfolio
                                        normally invests at least 25% of its
                                        total assets in bank obligations.

                                    o The Government Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less including U.S. government securities and repurchase agreements.

                                    o   The General Municipal Portfolio invests
                                        in high quality municipal securities
                                        with remaining maturities of thirteen
                                        months or less including municipal
                                        notes, short-term municipal bonds,
                                        short-term discount notes and
                                        participation interests in those
                                        securities. The Portfolio normally
                                        invests at least 80% of its total assets in municipal securities.

                                    o   The California Municipal Portfolio
                                        invests in high quality municipal
                                        securities with remaining maturities of
                                        thirteen months or less that pay
                                        interest exempt from Federal and
                                        California personal income taxes. The
                                        Portfolio normally invests at least 80%
                                        of its total assets in California
                                        municipal securities.

                                    o The New York Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from Federal, New York State and New York City income taxes. The Portfolio normally invests at least 80% of its total assets in New York municipal securities.

Principal Risks                    An investment in any of the Portfolios is
                                   not insured or guaranteed by the Federal
                                   Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share it may not do so and therefore it is possible to lose money by investing in a Portfolio. A
                                   Portfolio's yield will vary with
                                   fluctuations in available market interest rates on its portfolio securities.

                                   Your Portfolio's net asset value, yield and
                                   total return could be affected by:

                                   o    Interest Rate Risk - When interest
                                        rates rise, the value of fixed income
                                        securities falls

                                   o    Credit Risk - Issuers of debt
                                        instruments cannot make principal and
                                        interest payments on time

                                    o   Market Risk - Changes in the economy in
                                        general that cause the prices of fixed
                                        income securities to fall.

                                   The California Municipal Portfolio
                                   concentrates in California municipal
                                   securities and the New York Municipal
                                   Portfolio
                                   concentrates in New York municipal
                                   issuers so credit risk and market risk may be greater for those Portfolios.

Bar Chart and
Performance Table                  The bar charts below show the performance of
                                   each Portfolio from year to year for the life of each Portfolio and the best and worst calendar quarter returns during the life of each Portfolio.

                                   The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.


                               Primary Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on December 13, 1989.
During the period from the inception of the Primary Portfolio through December 31, 1998, the highest quarterly return was ___% (for the quarter ended ___ __, ____) and the lowest quarterly return was ___% (for the quarter ended ___ __,
____).

                              Government Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on February 14, 1990.
During the period from the inception of the Government Portfolio through December 31, 1998, the highest quarterly return was ___% (for the quarter ended _____ __, ____) and the lowest quarterly return was ____% (for the quarter ended
_____ __, ___).

                          General Municipal Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on February 14, 1990.
During the period from the inception of the General Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended ______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).


                         California Municipal Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on March 20, 1991.
During the period from the inception of the California Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended ______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).

                          New York Municipal Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on April 10, 1991.
During the period from the inception of the New York Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended ______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).


The table below shows the average annual returns for one and five years and for the life of each Portfolio.

      Average Annual Total Returns for the periods ended December 31, 1998

                                   Past Year         Past 5 Years       Since Inception
                                   ---------         ------------       ---------------
Primary Portfolio                          %                   %                    %
Government Municipal Portfolio             %                   %                    %
General Municipal Portfolio                %                   %                    %
California Municipal Portfolio             %                   %                    %
New York Municipal Portfolio               %                   %                    %

The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672

FEES AND EXPENSES OF THE PORTFOLIOS

This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

Shareholder Fees - Fees You Pay Directly

There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.

Annual Fund Operating Expenses - Expenses that are deducted from Fund assets

Management Fees
12b-1 (Distribution Plan) fees

Other Expenses
Total Annual Fund Operating Expenses
Fee Waiver
Net Expenses

The table shows that a portion of its fees were waived by OpCap Advisors for the _____ Portfolios. These waivers were made according to OpCap Advisors' contractual commitment to waive fees and assume expenses (net of any expense offsets) in excess of 1.00% of average net assets in any fiscal year. Other expenses are shown gross of certain expense offsets which lowered the Portfolios' custody expenses. Total operating expenses were ____, ____, ____ and ____ for the ____ Portfolios after subtracting the expenses and offsets.

Example

This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.


                                      1 Year         3 Years         5 Years       10 Years
                                      ------         -------         -------       --------
Primary Portfolio
Government Portfolio
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

PRIMARY PORTFOLIO

Q    What is the Portfolio's investment program?

A The Primary Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q    What types of securities does the Portfolio buy?

A    The Primary Portfolio invests in:

     o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

     o Commercial paper and participation interests in loans made by banks to corporations.

     o Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are called U.S. Government securities.

     o Repurchase agreements collateralized in full by U.S. Government securities.

Q    What is the credit quality of the Primary Portfolio's investments?

A The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. When we use the term "prime" we mean securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.

GOVERNMENT PORTFOLIO

Q    What is the Portfolio's investment program?

A The Government Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q    What types of securities does the Portfolio buy?

A    The Government Portfolio invests in:

     o U.S. Government securities including direct obligations of the United States Treasury such as Bills, Notes and Bonds; issues of agencies and instrumentalities established by an act of Congress which have the right to borrow from the U.S. Treasury; and securities which depend solely on the issuing instrumentality for repayment.

     o Repurchase agreements collateralized in full by U.S. Government securities.

Q    What is the credit quality of the Government Portfolio's investments?

A Securities backed by the full faith and credit of the U.S. Government are considered to be free of credit risk.

GENERAL MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The General Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term money market securities exempt from Federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A The General Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the General Municipal Portfolio's investments?

A The General Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.

CALIFORNIA MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The California Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal and California personal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A    The California Municipal Portfolio invests in:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in California municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the California Municipal Portfolio's investments?

A The California Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The California Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The California Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The California Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

NEW YORK MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The New York Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal, New York State and New

     York City income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A    The New York Municipal Portfolio invests in:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in New York municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the New York Municipal Portfolio's investments?

A The New York Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The New York Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The New York Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The New York Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

RISKS OF THE PORTFOLIOS

Q    What are the main risks of investing in the Portfolios?

A We manage the Portfolios to maintain a constant share price of $1.00 per share but there is no assurance that we will be able to do so. The U.S. Government does not guarantee or insure the shares of the Portfolios so there is some risk.

     These is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. We try to keep this risk low by investing only in securities rated in one of the two highest categories for short term securities or if not rated, of comparable quality.

     There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation.

     The risks described above could be greater for the California Municipal Portfolio which concentrates in California issues and for the New York Municipal Portfolio which concentrates in New York issues. California and New York tax exempt securities may be affected by political, economic or other events that limit the ability of California or New York issuers to pay interest or repay principal or may depress the entire market for California or New York tax exempt securities.

FUND MANAGEMENT

The Board of Directors of the Fund has hired OpCap Advisors to serve as manager of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with approximately $63 billion of assets under management as of December 31, 1998. The mailing address is One World Financial Center, New York, New York 10281.

OpCap Advisors has been in business as an investment adviser since 1987 and Oppenheimer Capital has been in business as an investment adviser since 1969.

OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital as well as employees of OpCap Advisors perform these services.

The Portfolios of the Fund paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 1998:

                  Primary Portfolio....................................%
                  Government Portfolio.................................%
                  General Municipal Portfolio..........................%
                  California Municipal Portfolio.......................%
                  New York Municipal Portfolio.........................%

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Opening Accounts - New Investments

A.       When Funds Are Sent By Wire (the wire method permits immediate credit)

         1) Telephone the Fund toll-free at 800-401-6672 during business hours. Our service representative will ask you for (a) the name of the account as you wish it to be registered, (b) the address of the account, (c) your taxpayer identification number

                  (social security number for an individual) and (d) the name of the Portfolio in which you wish to invest. You will then be provided with an account number.

         2) Instruct your bank to wire Federal Funds (minimum $1,000) to the Fund's custodian and transfer agent (P.O. Box 8505, Boston, MA 02266) exactly as follows and precisely in the order presented:

Receiving Bank Information:

         State Street Bank and Trust Company
         Attn: Custody
         ABA#011000028

Beneficiary Information:

BNF=OCC Cash Reserves

specify Primary, Government, General Municipal, California or New York Municipal Portfolio

AC-99043838

Other Beneficiary Information

OBI=OCC Cash Reserves

         Shareholder account name                  As registered
                                         }
         Shareholder account number                with the Fund


         3) Mail a completed Application Form to:

                  OCC Cash Reserves
                  P.O. Box 8505
                  Boston, MA 02266

                  for other than U.S. Postal Service mail:

                  OCC Cash Reserves
                  2 Heritage Drive
                  North Quincy, MA 02171

B.       When Funds Are Sent By Check

         1)       Fill out an Application Form

         2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000) payable to OCC Cash Reserves _ Primary, Government, General Municipal, California Municipal or New York Municipal Portfolio, to the address in A(3) above.

Subsequent Investments (Purchases)

A.       Investments By Wire (to obtain immediate credit)

         Instruct your bank to wire Federal Funds (minimum $100) as in A(2) above.

B.       Investments By Check

         Mail your check or negotiable bank draft (minimum $100), payable to OCC Cash Reserves - Primary, Government, General Municipal, California Municipal or New York Municipal Portfolio, to the address in A(3) above. Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

C. Investments By Automated Clearing House (requires pre-arrangement; see page 12)

         You may transfer amounts of $100 and more by ACH from your bank account to your Fund account by telephoning the Fund toll-free at 800-401-6672 and talking with our service representative during business hours. When placing an order, be prepared to provide your Portfolio number (Primary-55, Government-56, General Municipal-57, California Municipal-23 and New York Municipal-24) and your account and personal identification numbers. Allow approximately two business days after your order for the money to be received by the Fund.

Withdrawals (Redemptions)

A.       Withdrawals By Telephone

         You may transfer any amount from your Fund account to your designated bank account by telephoning the FUND toll-free at 800-401-6672 and talking with our service representative during business hours. You may order such withdrawals of $1,000 or more to be sent by wire, withdrawals of $100 or more to be sent by the Automated Clearing House
         (ACH) system, or withdrawals of any amount to be sent by check. When placing an order, be prepared to provide your Portfolio number and your account and personal identification numbers.

         For withdrawals being sent by wire: if your telephone order is received by the Fund prior to 12:00 Noon (New York time), your bank will receive the requested amount the same day; if your telephone order is received after 12:00 Noon, your bank will receive the requested amount the next business day; for ACH transfers, allow approximately two business days for the amount to be received by your bank. For transfers you order to be sent by check, the Fund will mail the check the next business day. Withdrawals by any method are made without any charge to you.

B.  Withdrawals By Checkwriting

         Under the Fund's Regular Checkwriting Service, you may write checks made payable to any payee in any amount of $250 or more. Different checkwriting services may be offered by participating broker-dealers and through Unified Management Corporation. There are no separate charges for regular checkwriting. The Fund's agent for all checkwriting services, State Street Bank, will impose its normal charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. To establish check- writing, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund Account, contact the Fund by telephone or mail. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

         You cannot close out your account by checkwriting, however, because your shares continue to earn dividends and fluctuate in value until the check is presented for payment.

C.       Withdrawals By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawals should be mailed to OCC Cash Reserves, P.O. Box 8505 Boston, MA 02266. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption must be signed by all owners of the account with the signatures guaranteed by an eligible guarantor.

Redemptions over $250,000

If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

Obtaining an Application Form - Assistance

If you wish to obtain an Application Form, or if you have any questions about the Form, purchasing shares, or other Fund procedures, please telephone the Fund toll-free at 800-401-6672 during business hours.

If your account with the Fund is to be maintained through a brokerage firm or other institution, do not fill out the Application Form or the Signature Card. Instead, contact your account representative at such institution.

Institutions may charge a fee for providing such assistance.

DIVIDENDS AND DISTRIBUTIONS

Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless we receive different instructions from you.

TAXES

In January you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

We anticipate that at least 80% of the annual income of the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolios will be exempt from federal income taxes (but not from the alternative minimum tax) and from California income taxes in the case of the California Municipal Portfolio and from New York state and New York city income taxes in the case of the New York Municipal Portfolio. The General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio can invest in industrial development bonds and other private activity bonds so a portion of the distributions from those Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your own tax adviser with respect to your own tax situation.

YEAR 2000 ISSUES

Many computer systems use only two digits to describe years, such as 98 for 1998. A program written this way will not recognize the Year 2000. The Advisor and the Fund's Transfer Agent have been actively working on changes to their own computer systems to deal with the Year 2000 and expect that their systems will be ready for the Year 2000. The Advisor cannot be sure that it will be successful or that other computer systems that interact with the Fund will be in compliance.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay the Advisor .25 of 1% of the Portfolio's average daily net assets. The Advisor pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's SAI, which is available upon request.

                                    APPENDIX

The following are descriptions of certain types of securities in which we may invest assets of the Portfolios.

Primary Portfolio
-----------------

Certificates of Deposit
     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

Commercial Paper
     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

Repurchase Agreements
     Contracts that require one party to repurchase securities at a fixed price on a designated date.

Banker's Acceptances
     Bank-issued commitments to pay for merchandise sold in the import/export market.

General Municipal, California Municipal and New York Municipal Portfolios
-------------------------------------------------------------------------

Variable Rate Obligations
     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

Put Bonds
     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

Municipal Lease Obligations
     Some lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.

     We attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities We may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation;
     (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your broker or by calling the Portfolios at 1-800-700-8258.

You can review the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009

Telephone:  1-800-SEC-0330

Free from the Commission's Internet website at http://www.sec.gov.



OCC Cash Reserves, Inc.

Primary Portfolio

Government Portfolio

General Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio




(Investment Company Act file no. 811-05731)

                                                                        Unified
                                                                        Version


                             OCC CASH RESERVES, INC.

                            Prospectus March 31, 1999

OCC CASH RESERVES, INC. is an open-end investment company with the following investment portfolios.

                                Primary Portfolio

                              Government Portfolio

                           General Municipal Portfolio

                          New York Municipal Portfolio

                         California Municipal Portfolio

         The Securities and Exchange Commission has not approved any Portfolio's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

                                                                           Page

Risk/Return Summary.........................................................

Investment Objectives, Principal Investment Strategies and Related Risks....

Management of the Fund......................................................

Purchase and Redemption of Shares...........................................

Financial Highlights........................................................

Expense Information.........................................................

Additional Information......................................................

                               RISK/RETURN SUMMARY

Investment Goals           Primary Portfolio...........................Safety of principal, liquidity and maximum current income from money market securities

                           Government Portfolio........................Safety of principal, liquidity and maximum current income from money market securities

                           General Municipal Portfolio.................Safety of principal, liquidity and maximum current income exempt from Federal income
                                                                       taxes from money market securities

                           California Municipal Portfolio..............Safety of principal, liquidity and maximum current income exempt from Federal and
                                                                       California personal income taxes from
                                                                       money market securities

                           New York Municipal Portfolio................Safety of principal, liquidity and maximum current income exempt from Federal, New
                                                                       York State and New York City income taxes
                                                                       from money market securities

                           The Portfolios are money market funds.

Principal Investment
Strategies                          o   The Primary Portfolio invests in high
                                        quality money market securities with
                                        remaining maturities of thirteen months
                                        or less, including U.S. government
                                        securities, U.S. dollar denominated
                                        certificates of deposit and bankers
                                        acceptances, domestic or foreign
                                        commercial paper and repurchase
                                        agreements. The Primary Portfolio
                                        normally invests at least 25% of its
                                        total assets in bank obligations.

                                    o The Government Portfolio invests in high quality money market securities with remaining maturities of thirteen months or less including U.S. government securities and repurchase agreements.

                                    o   The General Municipal Portfolio invests
                                        in high quality municipal securities
                                        with remaining maturities of thirteen
                                        months or less including municipal
                                        notes, short-term municipal bonds,
                                        short-term discount notes and
                                        participation interests in those
                                        securities. The Portfolios normally
                                        invests at least 80% of its total assets in municipal securities.

                                    o   The California Municipal Portfolio
                                        invests in high quality municipal
                                        securities with remaining maturities of
                                        thirteen months or less that pay
                                        interest exempt from Federal and
                                        California personal income taxes. The
                                        Portfolio normally invests at least 80%
                                        of its total assets in California
                                        municipal securities.

                                    o The New York Municipal Portfolio invests in high quality municipal securities with remaining maturities of thirteen months or less that pay interest exempt from Federal, New York State and New York City income taxes. The Portfolio normally invests at least 80% of its total assets in New York municipal securities.

Principal Risks                    An investment in any of the Portfolios is
                                   not insured or guaranteed by the Federal
                                   Deposit Insurance Corporation or any other government agency. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share it may not do so and therefore it is possible to lose money by investing in a Portfolio. A
                                   Portfolio's yield will vary with
                                   fluctuations in available market interest rates on its portfolio securities.

                                   Your Portfolio's net asset value, yield and
                                   total return could be affected by:

                                   o    Interest Rate Risk - When interest
                                        rates rise, the value of fixed income
                                        securities falls

                                   o    Credit Risk - Issuers of debt
                                        instruments cannot make principal and
                                        interest payments on time

                                   o    Market Risk - Changes in the economy in
                                        general that cause the prices of fixed
                                        income securities to fall.

                                   The California Municipal Portfolio
                                   concentrates in California municipal
                                   securities and the New York Municipal
                                   Portfolio
                                   concentrates in New York municipal
                                   issuers so credit risk and market risk may be greater for those Portfolios.

Bar Chart and
Performance Table                  The bar charts below show the performance of
                                   each Portfolio from year to year for the life of each Portfolio and the best and worst calendar quarter returns during the life of each Portfolio.

                                   The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future.


                               Primary Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on December 13, 1989.
During the period from the inception of the Primary Portfolio through December 31, 1998, the highest quarterly return was ___% (for the quarter ended ___ __, ____) and the lowest quarterly return was ___% (for the quarter ended ___ __,
____).


                              Government Portfolio


                                  [BAR GRAPH]

*Portfolio began operations on February 14, 1990.
During the period from the inception of the Government Portfolio through December 31, 1998, the highest quarterly return was ___% (for the quarter ended _____ __, ____) and the lowest quarterly return was ____% (for the quarter ended
_____ __, ___).

                           General Municipal Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on February 14, 1990.
During the period from the inception of the General Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended ______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).


                         California Municipal Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on March 20, 1991.
During the period from the inception of the California Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended ______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).

                          New York Municipal Portfolio


                                  [BAR GRAPH]


*Portfolio began operations on April 10, 1991.
During the period from the inception of the New York Municipal Portfolio through December 31, 1998, the highest quarterly return was __% (for the quarter ended ______ __, ____) and the lowest quarterly return was ____% (for the quarter ended ______ __, ____).

The table below shows the average annual returns for one and five years and for the life of each Portfolio.


      Average Annual Total Returns for the periods ended December 31, 1998


                                    Past Year         Past 5 Years        Since Inception
                                    ---------         ------------        ---------------
Primary Portfolio                           %                   %                     %
Government Municipal Portfolio              %                   %                     %
General Municipal Portfolio                 %                   %                     %
California Municipal Portfolio              %                   %                     %
New York Municipal Portfolio                %                   %                     %

The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. For the current yield of the Portfolios, call 1-800-401-6672.

FEES AND EXPENSES OF THE PORTFOLIOS

This table describes the fees and expenses that you may pay if you buy and hold shares in the Portfolios.

Shareholder Fees - Fees You Pay Directly

There are no fees or sales loads charged to your account when you buy or sell shares of a Portfolio.

Annual Fund Operating Expenses - Expenses that are deducted from Fund assets

Management Fees
12b-1 (Distribution Plan) fees

Other Expenses
Total Annual Fund Operating Expenses
Fee Waiver
Net Expenses

The table shows that a portion of its fees were waived by OpCap Advisors for the _____ Portfolios. These waivers were made according to OpCap Advisors' contractual commitment to waive fees and assume expenses (net of any expense offsets) in excess of 1.00% of average net assets in any fiscal year. Other expenses are shown gross of certain expense offsets which lowered the Portfolios' custody expenses. Total operating expenses were ____, ____, ____ and ____ for the ____ Portfolios after subtracting the expenses and offsets.

Example

This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment assuming (1) 5% annual return, (2) the Portfolios' operating expenses remain the same and (3) you redeem all of your shares at the end of the period in the table.

                                    1 Year      3 Years       5 Years      10 Years
                                    ------      -------       -------      --------
Primary Portfolio
Government Portfolio
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

                PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

PRIMARY PORTFOLIO

Q    What is the Portfolio's investment program?

A The Primary Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q    What types of securities does the Portfolio buy?

A    The Primary Portfolio invests in:

     o Certificates of deposit and bankers acceptances of prime quality and interest bearing time deposits issued, guaranteed or maintained at U.S. or foreign banks having total assets of $1 billion.

     o Commercial paper and participation interests in loans made by banks to corporations.

     o Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are called U.S. Government securities.

     o Repurchase agreements collateralized in full by U.S. Government securities.

Q    What is the credit quality of the Primary Portfolio's investments?

A The Primary Portfolio invests at least 95% of its total assets in prime money market instruments. When we use the term "prime" we mean securities with a credit rating in the highest category by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having the highest rating from such a rating agency. The Primary Portfolio invests no more than 5% of its total assets in securities rated in the second highest category and not more than 1% of its total assets in any one issuer of securities rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The Primary Portfolio will not invest more than 5% of its total assets in any one issuer. The Primary Portfolio expects to invest at least 25% of its total assets in bank obligations but otherwise will not invest more than 25% of its total assets in securities of issuers in any one industry. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on any one industry.

GOVERNMENT PORTFOLIO

Q    What is the Portfolio's investment program?

A The Government Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations with remaining maturities of 13 months or less.

Q    What types of securities does the Portfolio buy?

A    The Government Portfolio invests in:

     o U.S. Government securities including direct obligations of the United States Treasury such as Bills, Notes and Bonds; issues of agencies and instrumentalities established by an act of Congress which have the right to borrow from the U.S. Treasury; and securities which depend solely on the issuing instrumentality for repayment.

     o Repurchase agreements collateralized in full by U.S. Government securities.

Q    What is the credit quality of the Government Portfolio's investments?

A Securities backed by the full faith and credit of the U.S. Government are considered to be free of credit risk.

GENERAL MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The General Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term money market securities exempt from Federal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A The General Municipal Portfolio invests in the following types of municipal securities:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the General Municipal Portfolio's investments?

A The General Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The General Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The General Municipal Portfolio will not invest more than 5% of its total assets in any one issuer except that for a period of three business days, up to 25% of the Portfolio's total assets may be invested in prime quality securities of a single issuer. The General Municipal Portfolio will not invest more than 25% of its total assets in securities of issuers located in the same state or in securities whose interest is paid from revenues of similar projects. U.S. Government securities are not counted for the 5% limit on issuers or the 25% limit on similar projects.

CALIFORNIA MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The California Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal and California personal income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A    The California Municipal Portfolio invests in:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in California municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the California Municipal Portfolio's investments?

A The California Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The California Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The California Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The California Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

NEW YORK MUNICIPAL PORTFOLIO

Q    What is the Portfolio's investment program?

A The New York Municipal Portfolio is a money market fund that invests in U.S. dollar-denominated, short term debt obligations exempt from Federal, New York State and New

     York City income taxes with remaining maturities of 13 months or less. The Portfolio can invest without limit in industrial development bonds. Interest on industrial development bonds is treated as an item of tax preference for purposes of the alternative minimum tax.

Q    What types of securities does the Portfolio buy?

A    The New York Municipal Portfolio invests in:

     o Municipal notes and short term municipal bonds that either are secured by the issuer's pledge of its full faith credit and taxing power, or are payable from the revenues of a particular facility or the proceeds of a special tax, but not from the general taxing power.

     o Lease obligations which are paid by money appropriated by the legislature on a periodic basis.

     o Industrial development bonds issued by public authorities to obtain funds for privately operated facilities.

     At least 80% of the Portfolio's total assets will be invested in New York municipal securities except in times of adverse market conditions when the Portfolio may invest up to 100% of its assets in taxable money market securities.

Q What is the credit quality of the New York Municipal Portfolio's investments?

A The New York Municipal Portfolio invests in high quality money market instruments. When we use the term "high quality" we mean securities with a credit rating in one of the two highest categories by at least two established rating agencies or by one rating agency if the security is rated only by one or if the security is unrated, determined by OpCap Advisors to be equivalent to an issue having one of the two highest ratings from such a rating agency. The New York Municipal Portfolio invests no more than 5% of its total assets in industrial revenue bonds rated in the second highest category and not more than the greater of 1% of its total assets or $1 million in any one issuer of industrial revenue bonds rated in the second highest rating category.

Q    Are the Portfolio's investments diversified?

A The New York Municipal Portfolio will not invest more than 5% of its total assets in any one issuer with respect to 75% of its total assets and will not invest more than 5% of its total assets in any one issuer that is not prime quality. The New York Municipal Portfolio will not invest more than 25% of its total assets in securities whose interest is paid from revenues of similar projects.

RISKS OF THE PORTFOLIOS

Q    What are the main risks of investing in the Portfolios?

A We manage the Portfolios to maintain a constant share price of $1.00 per share but there is no assurance that we will be able to do so. The U.S. Government does not guarantee or insure the shares of the Portfolios so there is some risk.

     These is always the risk that the issuer of a security held by a Portfolio will fail to pay interest or principal when due. We try to keep this risk low by investing only in securities rated in one of the two highest categories for short term securities or if not rated, of comparable quality.

     There is also the risk that rising interest rates will cause the value of a Portfolio's securities to decline. The short maturity of the securities held by the Portfolios reduces the potential for price fluctuation.

     The risks described above could be greater for the California Municipal Portfolio which concentrates in California issues and for the New York Municipal Portfolio which concentrates in New York issues. California and New York tax exempt securities may be affected by political, economic or other events that limit the ability of California or New York issuers to pay interest or repay principal or may depress the entire market for California or New York tax exempt securities.

FUND MANAGEMENT

The Board of Directors of the Fund has hired OpCap Advisors to serve as manager of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with approximately $63 billion of assets under management as of December 31, 1998. The mailing address is One World Financial Center, New York, New York 10281.

OpCap Advisors has been in business as an investment adviser since 1987 and Oppenheimer Capital has been in business as an investment adviser since 1969.

OpCap Advisors manages the investments of the Fund and its business affairs. Employees of Oppenheimer Capital as well as employees of OpCap Advisors perform these services.

The Portfolios of the Fund paid OpCap Advisors the following fees as a percentage of average net assets during the fiscal year ended November 30, 1998:

                  Primary Portfolio....................................%
                  Government Portfolio.................................%
                  General Municipal Portfolio..........................%
                  California Municipal Portfolio.......................%
                  New York Municipal Portfolio.........................%

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

You can buy and sell Portfolio shares without sales or redemption charges at their net asset value which is expected to be constant at $1.00. The Fund calculates net asset value per share each day that the New York Stock Exchange is open for trading at 4:00 p.m. using the amortized cost method which approximates the current market value of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Shareholder Servicing Agent

Unified Management Corporation
(800-UMC-FUND (862-3863)) is the shareholder servicing agent for

    o  former shareholders of the AMA Family of Funds
    o  clients of 225 Liberty Street Advisors, L.P.
    o  former shareholders of the Unified Funds and Liquid Green Trust

    o accounts that participated or participate in a retirement plan for which Unified Investment Advisors, L.P. or one of its affiliates acts as a custodian or trustee
    o  accounts for which Unified Management Corporation is the broker or dealer

Opening Accounts--New Investments

A. When Funds Are Sent By Wire (the wire method permits immediate cash credit)

         1) Telephone Unified toll-free at 800-UMC-FUND (800-862-3863). A service representative will ask you for (a) the name of the account as you wish it to be registered, (b) the address of the account, (c) your taxpayer identification number (social security number for an individual) and (d) the name of the Portfolio in which you wish to invest. You will then be provided with a control number.

         2) Instruct your bank to wire Federal Funds (see minimums below) exactly as follows and precisely in the order presented:

Receiving Bank Information:
Fifth Third Bank (Cincinnati, OH)
ABA#42000314

Beneficiary Information:

BNF=OCC Cash Reserves

(specify Primary, Government, General Municipal, California Municipal or New York Municipal Portfolio)

AC-71575485

Other Beneficiary Information:

OBI=OCC Cash Reserves

         Your account name                 As registered
                                   }
         Your account number               with the Fund

         There is a $1,000 minimum to open a new account, except that there is no minimum for opening Individual Retirement Accounts or other retirement plans.

         3)       Mail a completed Application Form to:

                  Unified Management Corp.

                  P.O. Box 6110
                  Indianapolis, IN  46206-6110

                  for other than U.S. Postal Service mail:

                  Unified Management Corp.
                  429 North Pennsylvania Street
                  Indianapolis, IN  46204

B.       When Funds Are Sent By Check

         1)       Complete the New Account Application

         2) Mail the completed Application along with your check, money order or Federal Reserve bank draft (see minimums under A(2) above) payable to the OCC Cash Reserves Portfolio you have selected, to the address in A(3) above.

C.       By Exchange

         1) By Mail - Send a written request to the address in A(3) above. Sign the request exactly as your name appears on the account registration. (For joint accounts, all owners must sign.) Be certain your request meets the minimum for a new account and that the amount remaining in the Fund from which you are exchanging also exceeds its minimum. (For more information see page 13.)

         2)       By Telephone - Call Unified at 800-UMC-FUND (800-862-3863).

Subsequent Investments (Purchases)

         A.       Investments By Wire (to obtain immediate credit)

                  Instruct your bank to wire Federal Funds (minimum $1000) as in A(2) above.

B.       Investments By Check

         Mail your check, money order or Federal Reserve bank draft (minimum $100), payable to the appropriate OCC Portfolio, to the address in A(3) above, along with the remittance portion of your last account statement or letter of instruction. Include your account name, account number and Portfolio name on the front of your check, money order or draft.

C.       By Exchange

         Follow instructions under C, above. There is no minimum for systematic exchanges established for dollar cost averaging purposes.

Withdrawals (Redemptions)

         A. Withdrawals By Telephone (requires pre-arrangement; call 800-UMC-FUND (800-862-3863) for information)

         Telephone Unified toll-free at 800-UMC-FUND (800-862-3863) or at 317-634-3300 (not toll-free) and place your redemption request with the service representative. You may request that your redemption proceeds be sent via wire or ACH to your previously-designated bank account or that a check be mailed to you. Wires will be sent to your bank and checks will be mailed to you on the next Indiana business day following receipt of your request. Unified may charge a fee for wire redemptions. Monies sent via ACH take approximately two business days to reach your bank. You may be required to have your signature guaranteed. (See page 12.)

B.       Withdrawals By Checkwriting

         Under the Fund's Regular Checkwriting Service, you may write checks made payable to any payee in any amount of $250 or more. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.

         Please do not use the checkwriting service to close out your OCC account, as the balance of your account will continue to increase via daily dividends until the check is presented for payment. Unified reserves the right to impose a charge for certain check services such as checks returned unpaid for insufficient funds or for checks on which you have placed a stop order.

C.       Withdrawals By Mail

         Submit a written request for any amount to Unified at the address in A(3) above. Include your account name as registered and your account number. Sign the request exactly as your name appears on the registration. (For joint accounts, all owners must sign.) You may be required to have your signature guaranteed. (See page 12.)

Redemptions over $250,000

If in any 90 day period, you redeem more than $250,000 or your sale amounts to more than 1% of a Portfolio's net assets, the Portfolio has the right to pay the difference between the redemption amount and the lesser of $250,000 or 1% of the Portfolio's net assets with securities from the Portfolio.

Obtaining an Application Form - Assistance

If you wish to obtain an Application Form, or if you have any questions about the Form, purchasing shares, or other Fund procedures, please telephone the Fund toll-free at 800-UMC-FUND (800-862-3863).

If your account with the Fund is to be maintained through a brokerage firm or other institution, do not fill out the Application Form or the Signature Card. Instead, contact your account representative at such institution.

Institutions may charge a fee for providing such assistance.

DIVIDENDS AND DISTRIBUTIONS

Net investment income is accrued daily and paid into shareholders accounts monthly. Dividends are automatically reinvested in additional shares unless we receive different instructions from you.

TAXES

In January you will be sent a statement indicating the tax status of any dividends paid to you for the previous calendar year. Since the Portfolios are managed to maintain a constant share price, we do not expect the Portfolios to make significant capital gain distributions.

We anticipate that at least 80% of the annual income of the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolios will be exempt from federal income taxes (but not from the alternative minimum tax) and from California income taxes in the case of the California Municipal Portfolio and from New York state and New York city income taxes in the case of the New York Municipal Portfolio. The General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio can invest in industrial development bonds and other private activity bonds so a portion of the distributions from those Portfolios may be treated as a tax preference item for shareholders subject to the alternative minimum tax. This tax information is general. You should consult your own tax adviser with respect to your own tax situation.

YEAR 2000 ISSUES

Many computer systems use only two digits to describe years, such as 98 for 1998. A program written this way will not recognize the Year 2000. The Advisor and the Fund's Transfer Agent have been actively working on changes to their own computer systems to deal with the Year 2000 and expect that their systems will be ready for the Year 2000. The Advisor cannot be sure that it will be successful or that other computer systems that interact with the Fund will be in compliance.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Assistance and Administrative Services Plan that allows each Portfolio to pay the Advisor .25 of 1% of the Portfolio's average daily net assets. The Advisor pays these fees to broker-dealers, banks and other financial institutions for distribution assistance and for administrative services provided to shareholders. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Fund's SAI, which is available upon request.

                                    APPENDIX

The following are descriptions of certain types of securities in which we may invest assets of the Portfolios.

Primary Portfolio

Certificates of Deposit
     Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

Commercial Paper
     Unsecured promissory notes that corporations issue to finance current operations and other expenditures.

Repurchase Agreements
     Contracts that require one party to repurchase securities at a fixed price on a designated date.

Banker's Acceptances
     Bank-issued commitments to pay for merchandise sold in the import/export market.

General Municipal, California Municipal and New York Municipal Portfolios

Variable Rate Obligations
     Interest rates are adjusted periodically to market rates. Value of these securities is less affected by changes in interest rates than fixed coupon securities.

Put Bonds
     Tax-exempt securities which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity.

Municipal Lease Obligations
     Some lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for the purchase on a yearly basis.

     We attempt to invest at least 90% of each Portfolio's net assets in securities that are liquid which means securities that can be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Portfolio has valued the securities We may invest up to 10% of each Portfolio's net assets in securities we believe are illiquid. In determining the liquidity of a lease obligation we consider these factors: (1) the frequency of trades and quotes for the obligation;
     (2) the number of dealers willing to purchase or sell the obligation and the number of other potential purchases; (3) the willingness of dealers to make a market in the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolios' annual and semi-annual reports are available without charge upon request to your broker or by calling the Portfolios at 1-800-700-8258.

You can review the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009

Telephone:  1-800-SEC-0330

Free from the Commission's Internet website at http://www.sec.gov.



OCC Cash Reserves, Inc.

Primary Portfolio

Government Portfolio

General Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio

(Investment Company Act file no. 811-05731)

                       Statement of Additional Information

                             OCC CASH RESERVES, INC.

                               - Primary Portfolio

                             - Government Portfolio

                          - General Municipal Portfolio

                        - California Municipal Portfolio

                         - New York Municipal Portfolio

                           One World Financial Center
                            New York, New York 10281
                         (800) 401-6672 / (212) 374-6187


This Statement of Additional Information (the "Additional Statement") is not a Prospectus. Investors should understand that this Additional Statement should be read in conjunction with the Prospectus for OCC Cash Reserves, Inc. (the "Fund") dated March 31, 1999. Prospectuses may be obtained by contacting the Fund.


            The date of this Additional Statement is March 31, 1999.

                                TABLE OF CONTENTS

                                                                         Page

INVESTMENT OF THE FUND'S ASSETS............................................3

SPECIAL CONSIDERATIONS REGARDING NEW YORK MUNICIPAL
         OBLIGATIONS.......................................................9

SPECIAL CONSIDERATIONS REGARDING CALIFORNIA MUNICIPAL
         OBLIGATIONS......................................................20

INVESTMENT RESTRICTIONS...................................................24

DIRECTORS AND OFFICERS....................................................25

PRINCIPAL HOLDERS OF SECURITIES...........................................29

INVESTMENT MANAGEMENT AND OTHER SERVICES..................................29

DETERMINATION OF NET ASSET VALUE..........................................33

TAXES.....................................................................35

PERFORMANCE DATA..........................................................37

ADDITIONAL INFORMATION....................................................40

APPENDIX..................................................................A-1

FINANCIAL STATEMENTS......................................................B-1

                         INVESTMENT OF THE FUND'S ASSETS

         The Fund is an open-end management investment company with five portfolios, each of which is diversified. The investment objective and policies of each portfolio of the Fund (the "Portfolio(s)") are described in the applicable prospectus for the Portfolio. A further description of the Portfolios' investments and investment methods appears below.

U.S. Government Securities. U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which mature more than one year after the date they are issued and less than ten years after the date they are issued) and Treasury Bonds (which mature more than ten years after the date they are issued). All Treasury securities are backed by the full faith and credit of the United States Government. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Student Loan Marketing Association, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Advisory Board. Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States Government in the event that the agency or instrumentality does not meet its commitment.

Time Deposits and Commercial Paper. The Portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 10% limit on illiquid investments set forth in the Prospectus for each Portfolio.

         Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolios will consist only of direct obligations issued by domestic and foreign entities which, at the time of their purchase (a) have received a short-term rating in one of the two highest short-term rating categories by two of the following nationally recognized statistical rating organizations ("NRSROs")(or if only one NRSRO has issued a rating at the time the Fund purchases or rolls over the security, that NRSRO): Moody's Investors Service, Inc. ("Moodys"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff & Phelps"), Thomson BankWatch, Inc. and with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA Inc. or (b) if unrated, determined by OpCap Advisors (the "Advisor") under guidelines established by the Board of Directors ("Board") to be of comparable quality to those rated obligations which may be purchased by the Portfolios. The other corporate obligations in which the Portfolios may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount demand notes) issued by domestic and foreign corporations.

         The commercial paper obligations which the Portfolios buy are unsecured and include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a fund, as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the Master Note. The issuer may prepay at any time and without penalty any part of, or the full amount of, the principal balance outstanding under the Master Note. The Master Note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus for each Portfolio, there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, the Advisor will, subject to policies established by the Board of Directors of the Fund, consider and monitor on a continuous basis the ratings, earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. A Portfolio will not invest more than 5% of its total assets in such variable rate notes.

Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. A Portfolio may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess will not be insured. Insured bank obligations have limited marketability and the Portfolios will not limit investment in banks to the insured amount. Unless the Board of Directors determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 10% limit for illiquid investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Municipal Securities. The General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (collectively the "Municipal Portfolios") invest primarily in tax-exempt securities. "Municipal Securities" refers to debt obligations issued by a state and its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and by territories and possessions of the U.S. the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (i) California personal income taxes in the case of the California Municipal Portfolio, or (ii) New York State and New York City income taxes in the case of the New York Municipal Portfolio. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations or obtaining funds for general operating expenses. Short-term Municipal Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance privately operated housing facilities, and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such obligations are considered as Municipal Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (i) California personal income taxes in the case of the California Municipal Portfolio or (ii) New York State and New York City income taxes in the case of the New York Municipal Portfolio. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, constitute Municipal Securities, although the current federal laws place substantial limitations on the size of such issues. Municipal Securities also include short-term discount notes (tax-exempt commercial paper), which are promissory notes issued by municipalities to enhance their cash flows.

Participation Interests. The Municipal Portfolios may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of actual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will be exempt from federal income tax (and in the case of the California and New York Municipal Portfolios applicable State and local tax) to the same extent as interest on the Municipal Securities. The Portfolio may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantees of the selling bank and have "put" provisions allowing the Portfolio to compel the seller of the interest to purchase it on pre-determined terms. The selling bank may receive a fee from the Fund in connection with the arrangement. A Municipal Portfolio will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interests is exempt from federal income tax and (i) California personal income tax in the case of the California Municipal Portfolio or (ii) New York State and New York City income tax in the case of the New York Municipal Portfolio. The Municipal Portfolios do not expect to invest more than 5% of their respective total assets in participation interests.

Loan Participations. The Primary Portfolio may invest in short-term loan participations pursuant to agreements between the Fund and commercial banks which have been approved by the Board of Directors. Generally, these short-term loans have maturities ranging between fourteen days and six months (the Fund will not purchase any participation having maturities of longer than one year) and bear interest at a fixed rate payable at maturity. Loan participations do not provide recourse to the selling banks but are solely the obligation of the borrower, although the bank will have continuing responsibility for administering the loan, collecting payment at maturity and passing funds on to the Fund as they are received for which it receives a fee. The Fund will only participate in loans to companies whose outstanding securities and commercial paper are of a quality permissible for investment by the Fund. Loan participations are evidenced by non-negotiable Participation Certificates.

Stand-by Commitments. The Municipal Portfolios have the authority to acquire stand-by commitments from banks and broker-dealers in connection with the purchase of Municipal Securities. A stand-by commitment may be considered a security independent of the Municipal Security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Municipal Security to a third party at any time. Each Portfolio anticipates that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Portfolios do not expect to assign any value to stand-by commitments.

Tender Option Bonds. The Municipal Portfolios may invest in long-term tax-exempt fixed rate instruments that have been converted into short-term tax-exempt variable rate demand instruments ("tender option bonds") by virtue of certain third party demand features. Tender option bonds are tax-exempt bonds with maturities of 5 to 25 years that bear interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that have been coupled with the agreement of a third party such as a bank pursuant to which such institution grants bondholders the option at periodic intervals (usually every six months but in no event less than every twelve months) to tender (put) their bonds to the institution and receive the face value thereof. Holders of tender option bonds are assessed periodic variable tender fees by the institution. Such fees are established for each tender period at a rate equal to the difference between the bonds' fixed coupon rate and the rate as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the tender option bonds to trade at par on the date of such determination. The purchase by the Municipal Portfolios of tender option bonds must comply with certain conditions established by the Securities and Exchange Commission.


Forward Commitments. The Portfolios may purchase money market securities on a forward commitment basis, which means that delivery and payment for such securities normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolios will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolios will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.


When-Issued Securities. The Portfolios may take advantage of offerings of eligible portfolio securities on a "when-issued" basis, i.e., delivery of and payment for such securities take place sometime after the transaction date on terms established on such date. Normally, settlement on municipal securities occurs within one month of the transaction date and settlement in U.S. Government Securities takes place within ten days. A Portfolio will only make when-issued commitments on eligible securities with the intention of actually acquiring the securities. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or a loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

Repurchase Agreements. Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually from day to day and seldom for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price and time, thereby establishing a fixed investment return during the Portfolio's holding period which is not subject to market fluctuations. The Portfolios will enter into repurchase agreements with primary dealers in U.S. Government securities as designated by the Federal Reserve Bank of New York or their subsidiaries or with the Fund's custodian. Under each repurchase agreement, the selling institution will be required to provide, as collateral, securities subject to such repurchase agreement whose market value is not less than the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the selling institution, including costs of disposing of such securities and any loss resulting from delays or restrictions upon a Portfolio's ability to dispose of the underlying securities. The Advisor considers the creditworthiness of those dealers with which the Fund enters into repurchase agreements and monitors on an ongoing basis the value of securities subject to repurchase agreements to ensure that such value is maintained at the required level.

         The Portfolios may also enter into reverse repurchase agreements which involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Under normal circumstances there should be no need to enter into reverse repurchase agreements.

Illiquid Investments. The Advisor will not make investments as to which there exists the possibility of limited liquidity if thereafter more than 10% of the total assets of any Portfolio would consist of such investments. Such investments include (i) repurchase agreements maturing in more than seven days;
(ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) restricted securities, i.e., securities which cannot be sold freely due to legal or contractual restrictions on resale (the Fund does not expect to own such securities); (iv) securities and other assets for which a bona fide market does not exist at the time of purchase or subsequent valuation;
(v) insured bank obligations, unless the Board of Directors determines that a readily available market exists for such obligations; (vi) participation interest in loans extended by banks; (vii) variable rate obligations for which there is no readily available market; and (viii) securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, but not including certain certificates of deposits of major foreign banks, banker's acceptances of major foreign banks and high quality commercial paper of major foreign issuers for which the Board of Directors determines that a readily available market exists. Notwithstanding the foregoing, obligations payable at principal amount plus accrued interest on or within seven days after demand are not included with the 10% limitation.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks. Each Portfolio may invest in U.S. dollar-denominated securities of foreign banks, their branches and foreign branches of U.S. banks which are rated in one of the two highest rating categories or which are deemed to be of comparable quality, as determined by the Board of Directors. To the extent a Portfolio makes such investments, it will be subject to additional investment risks which differ from those incurred by an investment company that invests only in debt obligations of domestic U.S. banks. Such risks include political and economic developments of the country in which the bank or branch is located, possible imposition of withholding taxes on interest payable on the securities, possible seizure or nationalization of foreign deposits and the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities. Additionally, not all of the U.S. Federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves (which are often lower), loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of the laws and regulations apply to foreign banks. There may be greater difficulty in commencing legal action against foreign issuers than against U.S. issuers of securities.

Risks. No Portfolio will make investments with the objective of capital growth. However, the market value of the securities held by the Portfolios, including U.S. Government Securities, may be affected by changes in general interest rates. Because the current market value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, the market value of that security would normally decline. Conversely, should interest rates decrease after a security is purchased, its market value would rise. However, those fluctuations in market value will not generally result in realized gains or losses to the Portfolios since the Portfolios do not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. To a limited degree, the Portfolios may engage in short-term trading to attempt to take advantage of short-term variations, or may dispose of a portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, the Portfolio believes such disposition advisable or if it needs to generate cash to satisfy redemptions. In such cases, the Portfolios may realize a capital gain or loss. The securities in which the Portfolios will invest may not earn as high a level of current income as longer-term or lower-quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value. Securities in which the Portfolios may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest or both or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their securities may be materially affected.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. Federal legislation limits the types and amounts of tax-exempt bonds issuable for certain purposes, especially for industrial development bonds and other types of so-called "private activity bonds." Such limits may affect the future supply and yields of these types of Municipal Securities. Further proposals limiting the issuance of Municipal Securities may well be introduced in the future. If it appeared that the availability of Municipal Securities and the value of that Portfolio could be materially affected by such changes in law, the Board of Directors would reevaluate its investment objective and policies and consider changes in the structure of that Portfolio or its dissolution. Any changes in basic investment objective or fundamental investment policies of any of the Portfolios must be approved by that Portfolio's shareholders before being effected.

SPECIAL CONSIDERATIONS REGARDING
NEW YORK MUNICIPAL OBLIGATIONS

         The economic and financial condition of the State of New York (the "State") may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities but also by entities such as the Federal government, that are not under the control of the State.

         The financial condition of the State, its authorities and public benefit corporations (the "Authorities") and its municipalities, particularly The City of New York (the "City"), could affect the market values and marketability of, and therefore the net asset value per share and the interest income of, the New York Municipal Portfolio, or result in the default of existing obligations, including obligations which may be held by the New York Municipal Portfolio.

         The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information drawn from certain official statements relating to securities offerings of the State, its Authorities and the City and certain other localities, as available on the date of this Statement of Additional Information. The information contained in such official statements and other publicly available documents has not been independently verified.

         The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries. Government downsizing has also moderated these job gains.

         The 1996-97 New York State Financial Plan (the "State Plan" or "July Financial Plan") is based on the State's economy showing modest expansion during the first half of 1996, but that some slowdown is projected during the second half of the year. Although industries that export goods and services are expected to continue to do well, growth is expected to be slowed by government cutbacks at all levels and by tight fiscal constraints on health and social services. On an average annual basis, employment growth in the State is expected to be up slightly from the 1995 rate. Personal income is expected to record moderate gains in 1996. Bonus payments in the securities industry are expected to increase further from last year's record level.

         The State Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasters prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

         The 1996-97 Fiscal Year. The State's General Fund (the major operating fund of the State) was projected in the State Plan to be balanced on a cash basis for the 1996-97 fiscal year. The State Plan projected General Fund receipts and transfers from other funds at $33.17 billion, an increase of $365 million from the prior fiscal year, and disbursements and transfers to other funds at $33.12 billion, an increase of $444 million from the total disbursed in the prior fiscal year.

         The State issued its first update to the State Plan ("the Mid-Year Update") on October 25, 1996. The Mid-Year Update projects a continued balanced 1996-97 State Financial Plan, with a reserve for contingencies in the General Fund of $300 million. This reserve will be utilized to help offset a variety of potential risks and other unexpected contingencies that the State may face during the balance of the 1996-97 fiscal year. The Mid-Year Update reflects revisions made to estimates of both receipts and disbursements based on: (1) updated economic forecasts for both the nation and the State, (2) an analysis of actual receipts and disbursements through the first six months of the fiscal year, and (3) an assessment of changing State program requirements.

         More specifically, based on the revised economic outlook and actual receipts for the first six months of 1996-97, projected General Fund receipts for the 1996-97 State fiscal year have been increased by $420 million. Most of this projected increase is in the yield of the personal income tax ($241 million), with additional increases now expected in business taxes ($124 million) and other tax receipts ($49 million). Projected collections from user taxes and fees have been revised downward slightly ($5 million). Revisions were also made to both miscellaneous receipts and in transfers from other funds (an $11 million combined projected increase).

         Disbursements through the first six months of the fiscal year were $415 million less than projected, primarily because of delays in processing payments following delayed enactment of the State budget. As a result, no savings are included in the Mid-Year Update from this slower-than-expected spending. Projections of 1996-97 General Fund disbursements are increased by $120 million, since increased General Fund disbursements for education are required to replace a projected decrease in lottery receipts.

         Revisions to the all governmental funds receipts and disbursements estimates primarily reflect changes to the General Fund and transfers between fund types. The projected closing fund balance for all governmental funds is $623 million, unchanged from the projection in the State Plan. The annual increase in spending for all governmental funds remains approximately 4 percent, the same as projected in the State Plan.

         Uncertainties with regard to the economy, as well as the outcome of certain litigation now pending against the State, could produce adverse effects on the projections of receipts and disbursements in the Mid-Year Update. For example, changes to current levels of interest rates or deteriorating world economic conditions could have an adverse effect on the State economy and produce results in the current fiscal year that are worse than predicated. Similarly, an adverse judgment in legal proceedings against the State could exceed amounts reserved in the 1996-97 Financial Plan for payment of such judgments and produce additional unbudgeted costs to the State.

         The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. New York City (the "City") has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

         State financing activities include general obligation debt of the State and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financings, moral obligation financings and other financings, through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature.

General Obligation and State-Guaranteed Financing

         There are a number of methods by which the State itself may incur debt. The State may issue general obligation bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. With the exception of general obligation housing bonds (which must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 50 years after issuance, commencing no more than three years after issuance), general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, beginning not more than one year after issuance of such bonds.

         The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes ("TRANs"), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes ("BANs"). TRANs must mature within one year from their dates of issuance and may not be refunded or refinanced beyond such period. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations. Such BANs must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance.

         The State may also, pursuant to specific constitutional authorization, directly guarantee certain public authority obligations. The State Constitution provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey. The State has never been called upon to make any direct payments pursuant to such guarantees. The constitutional provisions allowing a State-guarantee of certain Port Authority of New York and New Jersey debt stipulates that no such guaranteed debt may be outstanding after December 31, 1996. Payments of debt service on State general obligation and State-guaranteed bonds and notes are legally enforceable obligations of the State.

Lease-Purchase and Contractual-Obligation Financing

         The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

         The State also participates in the issuance of certificates of participation ("COPs") in a pool of leases entered by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the State Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property.

         The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Moral Obligation and Other Financing

         Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. From 1976 through 1987, the State was called upon to appropriate and make payments totaling $162.8 million to make up deficiencies in the debt service reserve funds of the Housing Finance Agency pursuant to moral obligation provisions. In the same period, the State also expended additional funds to assist the Project Finance Agency, Urban Development Corporation and other public authorities which had moral obligation debt outstanding. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 1995-96 fiscal year.

         In addition to the moral obligation financing arrangements described above, State law provides for State municipal assistance corporations, which are public authorities established to aid financially troubled localities. The Municipal Assistance Corporation For The City of New York ("MAC"), created in 1975 to provide financing assistance to New York City, is the only municipal assistance corporation created to date. To enable MAC to pay debt service on its obligations, MAC receives, subject to annual appropriation by the Legislature, receipts from the 4 percent New York State sales tax for the benefit of New York City, the State-imposed stock transfer tax and , subject to certain prior liens, certain local assistance payments otherwise payable to New York City. The legislation creating MAC also includes a moral obligation provision. Under its enabling legislation, MAC's authority to issue moral obligation bonds and notes (other than refunding bonds and notes) expired on December 31, 1984.

         The State also provides for contingent contractual-obligation financing for the Secured Hospital Program pursuant to legislation enacted in 1985. Under this financing method, the State contracts to pay debt service, subject to annual appropriations, on bonds issued by the New York State Medical Care Facilities Finance Agency ("MCFFA") in the event there are shortfalls of revenues from other sources. The State has never been required to make any payments pursuant to this financing arrangement, nor does it anticipate being required to do so during the 1995-96 fiscal year.

State Fiscal Reform

Local Government Assistance Corporation

         In 1990, as part of a State fiscal reform program, legislation was enacted creating the Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.

         As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings. The 1995-96 State Financial Plan includes no spring borrowing nor did the 1994-95 State Financial Plan, which was the first time in 35 years there was no short-term seasonal borrowing. This reflects the success of the LGAC program in permitting the State to accelerate local aid payments from the first quarter of the current fiscal year to the fourth quarter of the previous fiscal year.

Public Authorities

         The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities. Public authorities refer to public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt.

         There are numerous public authorities, with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authority operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, rental charges for housing units, and charges for occupancy at medical care facilities.

         In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments, otherwise payable to localities, to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements if local assistance payments are so diverted, the affected localities could seek additional State assistance.

         Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to carry out mass transit and commuter services.

         As of September 30, 1995, there were 17 authorities that had outstanding debt of $100 million or more and the aggregate outstanding debt, including refunding bonds, of these authorities was $3.45 billion.

Metropolitan Transportation Authority

         The Metropolitan Transportation Authority (the "MTA") oversees the operation of subway and bus lines in New York City by is affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus lines in the New York Metropolitan areas through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended and will continue to depend, for operating support upon a system of State, Local government and TBTA support, and to the extent available, Federal operating assistance, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

The City of New York

         The fiscal health of the State may also be affected by the fiscal health of the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards.

Fiscal Oversight

         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation For The City of New York ("MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities; and a "Control Period" which existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal monitoring functions over the City, and upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to, a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control period. Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan includes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps.

         The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

General

         The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product (GCP) fell in those two years. For the 1992 fiscal year, the City closed a projected budget gap of $3.3 billion in order to achieve a balanced budget as required by the laws of the State. Beginning in 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in 1995, and the City's current four-year financial plan assumes that moderate economic growth will continue through the year 2000.

         For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results.

1997-2000 New York City Financial Plan

         The Mayor is responsible for preparing the City's four-year financial plan (the "1997-2000 Financial Plan" or "City Plan"). On November 14, 1996, the City submitted to the Control Board the Financial Plan for the 1997-2000 fiscal years, which is a modification to a financial plan submitted to the Control Board on 1997-2000, (the "June Financial Plan") and which relates to the City, the Board of Education ("BOE") and the City University of New York.

         The June Financial Plan set forth proposed actions to close a previously projected gap of approximately $2.6 billion for the 1996 fiscal year, including (i) agency actions totaling $1.2 billion; (ii) a revised tax reduction program which would increase projected tax revenues by $369 million due to the four year extension of the 12.5% personal income tax surcharge and other actions; (iii) savings resulting from cost containment in entitlement programs to reduce City expenditures and additional proposed State aid of $74 million; (iv) the assumed receipt of revenues relating to rent payments for the City's airports, which are currently the subject of a dispute with the Port Authority of New York and New Jersey (the "Port Authority"); (v) the sale of the City's television station for $207 million; and
(vi) pension cost savings totaling $134 million resulting from a proposed increase in the earnings assumption for pension assets from 8.5% to 8.75%.

         The 1997-2000 Financial Plan published on November 14, 1996 reflects actual receipts and expenditures and changes in forecast revenues and expenditures since the June Financial Plan. The 1997-2000 Financial Plan projects revenues and expenditures for 1997 fiscal year balanced in accordance with GAAP, and projects gaps of $1.2 billion, $2.1 billion and $3.0 billion for the 1998, 1999 and 2000 fiscal years, respectively. Changes since the June Financial Plan include: (i) an increase in projected tax revenues of $450 million, $120 million, $50 million and $45 million in fiscal years in 1997 through 2000, respectively; (ii) a delay in the assumed receipt of $304 million relating to projected rent payments for the City airports from the 1997 fiscal year to the 1998 and 1999 fiscal years, and a $34 million reduction in assumed State and Federal aid for the 1997 fiscal year; (iii) an approximate $200 million increase in projected overtime and other expenditures in each of the fiscal years 1997 through 2000; (iv) a $70 million increase in expenditures for the Board of Education ("BOE") in the 1997 fiscal year for school text books;
(v) a reduction in projected pension costs of $34 million, $50 million, $49 million and $47 million in fiscal years 1997 through 2000, respectively; and
(vi) additional agency actions totaling $179 million, $386 million, $473 million and $589 million in fiscal years 1997 through 2000, respectively, including personnel reductions through attrition and early retirement.

         The City depends on the State for aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that the State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

         The City's projections set forth in the City Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include: the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporations and BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues of proposals for Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

         Implementation of the City Plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1997 through 2000 contemplates the issuance of $7.7 billion of general obligation bonds and $4.5 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("IFA") primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make other capital requirements. The creation of the IFA is subject to the enactment of State legislation. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes and IFA Bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or bonds of the proposed IFA, it would be prevented from meeting its planned operating and capital expenditures.

         The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues may be less and future expenditures may be greater than forecast in the City Plan. It is reasonable to expect that such reports and statements will continue to be issued and engender public comment.

Outstanding Indebtedness

         As of September 30, 1996, the City and the Municipal Assistance Corporation for the City of New York had, respectively, $25.099 billion and $3.889 billion of outstanding net long-term debt.

         The State could be affected by the ability of the City and certain Covered Organizations to market their securities successfully in the public credit markets. Future developments concerning the City or certain of the Covered Organizations, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such Covered Organizations and may also affect the market for their outstanding securities.

Monitoring Agencies

         The staffs of OSDC, the Control Board and the City Comptroller issue periodic reports on the City's Financial Plans, as modified, analyzing forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as compliance with the Financial Plan, as modified, by the City and its Covered Organizations. OSDC staff reports issued during the mid-1980's noted that the City's budgets benefited from a rapid rise in the City's economy, which boosted the City's collection of property, business and income taxes. These resources were used to increase the City's workforce and the scope of discretionary and mandated City services. Subsequent OSDC staff reports, including its periodic economic reports, examined the 1987 stock market crash and the 1989-92 recession, which affected the New York City region more severely than the nation, and these reports attributed an erosion of City revenues and increasing strain on City expenditures to that recession. According to a recent OSDC economic report, the City's economy was slow to recover from the recession and is expected to experience a weak employment situation, and moderate wage and income growth, during the 1995-96 period. Also, Financial Plan reports of OSDC, the Control Board, and the City Comptroller have variously indicated that many of the City's balanced budgets have been accomplished, in part, through the use of non-recurring resources, tax and fee increases, personnel reductions and additional State assistance; that the City has not yet brought its long-term expenditures in line with recurring revenues; that the City's proposed gap-closing programs, if implemented, should narrow future budget gaps; that these programs tend to rely heavily on actions outside the direct control of the City; and that the City is therefore likely to continue to face future projected budget gaps requiring the City to reduce expenditures and/or increase revenues. According to the most recent staff reports of OSDC, the Control Board and the City Comptroller during the four-year period covered by the current Financial Plan, the City is relying on obtaining substantial resources from initiatives needing approval and cooperation of its municipal labor unions, Covered Organizations, and City Council, as well as the State and Federal governments, among others, and there can be no assurance that such approval can be obtained.

Other Localities

         Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the State's 1996-97 fiscal years and thereafter. The potential impact on the State of such requests by localities is not included in the projections of the State's receipts and disbursements for the State's 1996-97 fiscal year.

         Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in the State other than New York City was approximately $17.7 billion. A small portion (approximately $105 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1993.

         Ratings. On January 13, 1992, Standard and Poor's Corporation ("S&P") reduced its ratings on the State's general obligation bonds from A to A- and in addition reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, S&P revised its rating outlook assessment to stable. On February 14, 1994, S&P raised its outlook to positive and , on August 5, 1996, confirmed its A- rating. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease-purchase and contractual obligations from A to Baa1. On October 2, 1995, Moody's reconfirmed its A rating on the State's general long-term indebtedness.

         On July 10, 1995, S&P revised downward its rating on City general obligation bonds from A - to BBB+ and removed City bonds from CreditWatch. S&P stated that "structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector". Other factors identified by S&P in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancing, to close projected budget gaps, dependence on unratified labor savings to help balance the Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels. Fitch Investors Service, Inc. ("Fitch") continues to rate the City general obligation bonds A-. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative. Moody's rating for City general obligation bonds is Baa1.

SPECIAL CONSIDERATIONS REGARDING
CALIFORNIA MUNICIPAL OBLIGATIONS

         Since the California Municipal Portfolio concentrates its investments in California tax-exempt securities, the Portfolio will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Various subsequent developments regarding the California Constitution and State of California ("California") statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Of particular impact are constitutional voter initiatives, which have become common in recent years. The following information constitutes only a brief summary and is not intended as a complete description.

         California is the most populous state in the nation with a total population at the 1990 census of 29,976,000. Growth has been incessant since World War II, with population gains in each decade since 1950 of between 18% and 49%. During the last decade, the population rose 20%. The State now comprises 12.3% of the nation's population and 12.9% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, the State was adversely affected by both the national recession and the cutbacks in aerospace and defense spending which had a severe impact on the economy in Southern California. Although California is still experiencing some of the effects of the recession and its unemployment is above the national average, the gap is narrowing and is projected to close to within 1% of the national average in 1997. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next three years, the increases in employment and income will likely exceed those of the nation as a whole by a significant margin.

         These economic difficulties have exacerbated the structural budget imbalance which has been evident since fiscal year 1985-1986. Since that time, budget shortfalls have become increasingly more difficult to solve and the State has recorded in its general fund (the "General Fund") operating deficits in several fiscal years. Many of these problems have been attributable to the fact that the great population influx has produced increased demand for education and social services at a far greater pace than the growth in the State's tax revenues. Despite substantial tax increases, expenditure reductions and the shift of some expenditure responsibilities to local government, the budget condition remains problematic.

         In July 1996, the Governor signed into law a new $62.8 billion budget which, among other things, significantly increases education spending from the previous fiscal year, reduces taxes for corporations and banks and provides for a balanced budget at the close of the fiscal year. At the same time, the budget continues several funding reductions made in the past years, mostly to health and welfare programs. Although the state's budget provides for a reserve of $305 million, revenue and expenditure developments have occurred which may have the effect of reducing the reserve. The Governor's proposed budget for fiscal year 1997-1998 indicates total spending of $66.6 billion and anticipates a $553 million reserve for economic uncertainties. As in past years, California's budget assumes savings which depend on future federal actions, both to fund programs relating to MediCal and incarceration costs associated with undocumented immigrants and to relieve the state from federally mandated spending, which may not occur. Accordingly, the anticipated reserves may be reduced unless the economy outperforms expectations or spending falls below planned levels.

         Because of California's continuing budget problems, California's General Obligation bonds were downgraded in July 1994 from A1 to Aa by Moody's and from A+ to A by Standard & Poor's and from AA to A by Fitch Investment Service, Inc. All three ratings companies expressed uncertainty in the State's ability to balance its budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+.

         In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordlinger v. Hahn, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

         In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-1979 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

         If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the California Legislature to establish a prudent state reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

         In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, California death taxes. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount to account for the effects of inflation. Decreases in California and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of State revenues to California issuers or in the ability of California issuers to pay their obligations.

         In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the State of California.

         In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.

         In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

         In 1988, California voters approved Proposition 87, which amended
Article XVI of the State Constitution to authorize the State Legislature to prohibit redevelopment agencies from receiving any property tax revenues raised by increased property taxes to repay bonded indebtedness of local government which is not approved by voters on or before January 1, 1989. It is not possible to predict whether the State Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

         In November 1988, California voters approved Proposition 98. This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

         California is a party to numerous legal proceedings, many of which normally occur in governmental operations and if decided against California, might require California to make significant future expenditures or impair future revenue sources.

         On December 6, 1994, Orange County (California) became the largest municipality in the United States to file for protection under the Federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the County's investment pool due to investments in high risk "derivative" securities. On June 12, 1996, it emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%.

         Los Angeles County, the nation's largest county, is also experiencing financial difficulty. In August 1995 the credit rating of the county's long-term bonds was downgraded for the third time since 1992 as a result of, among other things, severe operating deficits for the county's health care system. Also, the county has not yet recovered from the ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. Entering the 1996-1997 fiscal year, the county faced a budgetary shortfall of approximately $516 million. The county's budgetary difficulties have continued with their effect on the 1997-1998 budget still uncertain.

         The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

                             INVESTMENT RESTRICTIONS

         The significant investment restrictions applicable to each Portfolio are described in the applicable Prospectus for the Portfolio. The following are also fundamental policies and, together with the restrictions and other fundamental policies described for each Portfolio, cannot be changed without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Investment Company Act of 1940 (the "Act"). Such a majority is defined as the lesser of (a) 67% or more of the shares of a Portfolio present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of a Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of a Portfolio. For purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio.

         Under these additional restrictions, each Portfolio cannot: (a) invest in commodities or commodity contracts; (b) purchase or sell real property (including limited partnership interests); however, each Portfolio may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein; (c) purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except "against the box"; (d) underwrite securities of other companies except in so far as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in disposing of a security; (e) invest in securities of other investment companies except in connection with merger, consolidation, reorganization or acquisition of assets; (f) invest in interests, including leases, in oil, gas or other mineral exploration or development; (g) invest in securities of any issuer if, to the knowledge of the Advisor, any officer or director of the Fund or any officer or director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; (h) pledge its assets or assign or otherwise encumber its assets in excess of 15% of its total assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus. While such borrowings exceed 5% of any Portfolio's net assets no further portfolio investments may be made. The Fund is required under the Act to maintain continuous asset coverage of 300% with respect to such borrowing; (i) invest for the purpose of exercising control or management of another company; and (j) issue senior securities as defined in the Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (1) entering into any repurchase agreement; or (2) borrowing money in accordance with restrictions described above; (k) invest in warrants. In addition, in order to comply with a state's securities laws, the Fund has agreed not to make loans to any person or individual except that portfolio securities may be loaned within the limitations set forth in the Prospectus.

                             DIRECTORS AND OFFICERS

         The Fund is governed by a Board of Directors which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review the performance and to review the actions of the Advisor.


         The directors and officers of the Fund, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons," as defined in the Act, are denoted by an asterisk. The address of the interested Director and all officers of the Fund is One World Financial Center, New York, New York 10281, except as noted. As of March 2, 1999, all of the directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio of the Fund except for the New York Municipal Portfolio. The officers and directors as a group owned _____ shares (____%) of the New York Municipal Portfolio on March 2, 1999.


Joseph M. La Motta, Chairman of the Board of Directors and President*

Age:     66

Chairman Emeritus of Oppenheimer Capital, registered investment adviser; Chairman of the Board and President of OCC Accumulation Trust, an open-end investment company.

Paul Y. Clinton, Director
39 Blossom Avenue
Osterville, MA 02655

Age: 67
Principal of Clinton Management Associates, a financial and venture capital consulting firm; formerly Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; formerly President of Essex Management Corporation, a management consulting company; Trustee of Capital Cash Management Trust, a money market fund and Director of Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, Trustee of OCC Accumulation Trust and Oppenheimer Quest for Value Funds, each of which is an open-end investment company; formerly a general partner of Capital Growth Fund, a venture capital partnership; formerly a general partner of Essex Limited Partnership, an investment partnership; formerly President of Geneve Corp., a venture capital fund; formerly Chairman of Woodland Capital Corp., a small business investment company; formerly Vice President of W.R. Grace & Co.


Thomas W. Courtney, C.F.A., Director
P.O. Box 8186
Naples, Florida 33941

Age: 65

Principal of Courtney Associates, Inc., a venture capital business, former General Partner of Trivest Venture Fund, a private venture capital fund; former President of Federated Investment Counseling,

Inc.; former President of Boston Company Institutional Investors, Inc.; Trustee of Cash Assets Trust, a money market fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer Convertible Securities Fund, Trustee of Oppenheimer Quest for Value Funds and OCC Accumulation Trust, each of which is an open-end investment company; Trustee of Hawaiian Tax-Free Trust and Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; and former Director of Financial Analysts Federation.


Lacy B. Herrmann, Director
Suite 2300
380 Madison Avenue
New York, New York 10017

Age: 69
President and Chairman of the Board of Aquila Management Corporation (since
1984), the sponsoring organization and Administrator and/or Advisor or Sub-Advisor to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust (since
1985), Short Term Asset Reserves (from 1984 to 1985), Pacific Capital Assets Trust (1984), Pacific Capital U.S. Treasuries Cash Assets Trust (since 1988), Pacific Capital Tax-Free Cash Assets Trust (since 1988), Prime Cash Fund (from 1982 to 1996), Oxford Cash Management Fund (1982-1988) and Trinity Liquid Assets Trust (1982-1985), each of which is a money market fund, and of Churchill Tax-Free Fund of Kentucky (since 1986), Tax-Free Fund of Colorado (since 1986), Tax-Free Trust of Oregon (since 1985), Tax-Free Trust of Arizona (since 1985), Tax-Free Fund for Utah (since 1992), Narragansett Insured Tax Free Income Fund (since 1992), and Hawaiian Tax-Free Trust (since 1984), each of which is a tax-free municipal bond fund; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc. (since 1981), distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust (CCMT), a money market fund (since 1981) and an Officer and Trustee/Director of its predecessors (since 1974); President and Director of STCM Management Company, Inc., sponsor and Sub-Advisor to CCMT; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, Trustee of Oppenheimer Quest for Value Funds, and OCC Accumulation Trust, each of which is an open-end investment company.


George Loft, Director
51 Herrick Road
Sharon, Connecticut 06069

Age: 83
Private Investor; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Convertible Securities Fund, Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Mid Cap Fund, Trustee of OCC Accumulation Trust, and Oppenheimer Quest for Value Funds, all of which are open-end investment companies.

Everett Alcenat, Vice President

Age: 41

Senior Vice President of OCC Cash Management Services, a Division of Oppenheimer Capital, since 1996 and Vice President from 1993 to 1996; Assistant Vice President-Mutual Fund Operations at Pershing from 2/93 to 10/93 and prior thereto, Assistant Vice President-Syndicate Operations at Prudential Securities Inc.

Maria Camacho, Assistant Secretary

Age: 44

Vice President of Oppenheimer Capital since 1997. Assistant Vice President from 1994 to 1997 and Registrations Department Administrator with Oppenheimer Capital since 1989.

Bernard H. Garil, Vice President

Age: 58

President of OpCap Advisors; Director of Oppenheimer Capital Trust Company; Managing Director of Oppenheimer Capital since 1997; President of 225 Liberty Advisers, L.P.; President of The Central European Value Fund, Inc.
and Municipal Advantage Fund Inc., closed-end investment companies.

John Giusio, Vice President

Age: 55

Vice President, Oppenheimer Capital; Vice President of OCC Accumulation Trust, an open-end investment company; previously Vice President, Salomon Brothers.

Matthew Greenwald, Vice President & Portfolio Manager

Age: 44

Senior Vice President, Oppenheimer Capital since 1997; Vice President from 1992 to 1997 and Assistant Vice President from 1989-1992; Executive Vice President of Municipal Advantage Fund Inc., a closed-end investment company.

Benjamin Gutstein, Vice President & Portfolio Manager

Age: 30

Assistant Vice President, Oppenheimer Capital since 1996; joined the firm in 1993; prior thereto, associate at Lehman Brothers.

Susan A. Murphy, Vice President

Age: 47

President of OCC Cash Management Services, a Division of Oppenheimer Capital, since 1994; Senior Vice President of that division from 1989-1994; Managing Director of Oppenheimer Capital since 1997; President and a Director of Oppenheimer Capital Trust Company.

Deborah Kaback, Secretary

Age: 47

Senior Vice President and Deputy General Counsel of Oppenheimer Capital; Secretary of OCC Accumulation Trust, an open-end investment company and Secretary of The Central European Value Fund, Inc. and Municipal Advantage Fund Inc., closed-end investment companies.

Thomas E. Duggan, Assistant Secretary

Age: 54

General Counsel and Secretary of Oppenheimer Capital and OpCap Advisors.

Richard L. Peteka, Treasurer

Age: 37

Vice President of Oppenheimer Capital; Treasurer of OCC Accumulation Trust, an open-end investment company and Treasurer of The Central European Value Fund, Inc. and Municipal Advantage Fund Inc., closed-end investment companies.


Robert Brault, Assistant Treasurer
Age: 33
Vice President of Oppenheimer Capital since 1997; joined Oppenheimer Capital in 1989; Assistant Treasurer of OCC Accumulation Trust, an open-end investment company and Assistant Treasurer of the Central European Value Fund, Inc. and Municipal Advantage Fund, closed-end investment companies.


Remuneration of Officers and Directors. All officers of the Fund are officers or employees of Oppenheimer Capital and receive no salary or fee from the Fund. The following table sets forth the aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended November 30, 1998 and the aggregate compensation paid to each of the Directors by all of the funds in the Advisor's Fund Complex during each such fund's 1998 fiscal year.


  Name of Director of          Aggregate             Pension or           Estimated Annual      Total Compensation
       the Fund            Compensation from     Retirement Benefits       Benefits upon        from the Fund and
                               the Fund          Accrued as Part of          Retirement         the Fund Complex
                                                    Fund Expenses
Paul Clinton                                              0                      0
Thomas Courtney                                           0                      0
Lacy Herrmann                                             0                      0
Joseph La Motta                                           0                      0
George Loft                                               0                      0


For the purpose of the chart above, "Fund Complex" includes the Fund, other funds advised by the Advisor and the Oppenheimer Quest Funds for which the Advisor serves as subadviser.


         On October 19, 1998 the Fund adopted a retirement plan (to become effective December 1, 1998) that provides for payment to a retired Director of up to 80% of the average compensation paid during that Director's five years of service in which the highest compensation was received. A Director must serve in that capacity for the Fund or OCC Accumulation Trust for at least 15 years to be eligible for the maximum payment. Because each Director's retirement benefit will depend on the amount of the Director's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.


                         PRINCIPAL HOLDERS OF SECURITIES

As of March 2, 1999, the following persons owned of record or were known by the Fund to own beneficially 5% of the outstanding shares of any Portfolio of the Fund.



               Holder                                Portfolio           Percentage
CIBC Oppenheimer Corp.                 Primary Portfolio                       %
Omnibus Account
for the benefit of clients
Oppenheimer Tower
World Financial Center
New York, NY  10281

CIBC Oppenheimer Corp.                 Government Portfolio                    %
Omnibus Account
for the benefit of clients
World Financial Center
New York, NY  10281

CIBC Oppenheimer Corp.                 General Municipal Portfolio             %
Omnibus Account
for the benefit of clients
World Financial Center
New York, NY  10281

CIBC Oppenheimer Corp.                 New York Municipal Portfolio            %
Omnibus Account
for the benefit of clients
World Financial Center
New York, NY  10281

CIBC Oppenheimer Corp.                 California Municipal Portfolio          %
Omnibus Account
for the benefit of clients
Oppenheimer Tower
World Financial Center
New York, NY  10281

               Holder                                Portfolio           Percentage
Joseph La Motta and members            New York Municipal Portfolio            %
of his family
Pound Ridge, NY


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

The Investment Advisor. OpCap Advisors, the investment adviser to the Fund, is a majority owned subsidiary of Oppenheimer Capital, a registered investment adviser whose employees perform all investment advisory and management services provided to the Fund by the Advisor. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser. The general partners of PIMCO Advisors are PIMCO Partners G.P. and PIMCO Advisors Holdings L.P. ("PAH").

The Advisory Agreement. OpCap Advisors provides investment advisory and management services to the Fund pursuant to an Advisory Agreement dated November 5, 1997.

         Under the Advisory Agreement, the Advisor is required to: (i) regularly provide investment advice and recommendations to each Portfolio with respect to its investments, investment policies and the purchase and sale of securities;
(ii) supervise continuously and determine the securities to be purchased or sold by each Portfolio and the portion, if any, of each Portfolio's assets to be held uninvested; and (iii) arrange for the purchase of securities and other investments by each Portfolio and the sale of securities and other investments held in each Portfolio's assets.

         The Advisory Agreement also requires the Advisor to provide for the business management for the Fund and its Portfolios, including (1) making arrangements for accountants, counsel and other parties to perform services for the Portfolios, (2) preparation and filing of reports required by federal securities and "blue sky" laws, shareholder reports and proxy materials and (3) arranging for and supervising the continuous distribution of each Portfolio and the provision of continuous administrative services to Portfolio shareholders.

         Expenses not expressly assumed by the Advisor under the Advisory Agreement are paid by the Portfolios. These include fees to the Advisor, custodian, transfer agent and shareholder servicing expenses, directors' fees and expenses, legal and audit expenses, stock issuance costs, certain printing, postage, federal and state registration costs, annual meeting costs, and organizational and non-recurring expenses, including litigation.

         The Fund may pay certain broker-dealers, including its former affiliate CIBC Oppenheimer Corp. ("CIBC Oppenheimer") or other financial intermediaries whose customers are Fund shareholders for performing shareholder servicing functions, such as opening new shareholder accounts, processing purchase and redemption transactions and responding to inquiries regarding the Portfolios' current yield and the status of shareholder accounts. The Fund may pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses the broker-dealers at cost for personnel expenses involved in providing these services. All such payments and reimbursements must be approved in advance by the Fund's Board of Directors. Currently, any such payments to CIBC Oppenheimer are capped at 2 basis points of average daily net assets of CIBC Oppenheimer's customers. The following amounts were paid to CIBC Oppenheimer as reimbursement for shareholder services: for the fiscal year ended November 30, 1998 - $____; $____; $____, $____, and $____; respectively; for the fiscal year ended November 30, 1997 -- $372,639; $18,205, $25,734, $11,463 and
$11,004, respectively; and for the fiscal year ended November 30, 1996 -- $323,317, $18,497, $24,536, $12,352 and $9,212, respectively with respect to the Primary, Government, General Municipal, California Municipal and New York Municipal Portfolios.


         The Fund also may pay certain broker-dealers including its former affiliate CIBC Oppenheimer, for performing certain administrative services for accounts in the Fund including providing beneficial owners with statements showing their positions in the Fund, posting dividend payments to beneficial owners' accounts, and providing shareholder information to enable the Fund to mail prospectuses, annual and semi-annual reports to beneficial owners. Such payments are limited to 5 basis points of average daily net assets of each broker-dealer's customers. CIBC Oppenheimer also is paid a fee of $9.25 per shareholder account for performing recordkeeping..

         The Advisory Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Advisor is not liable for any act or omission in the course of, or in connection with, the rendition of services thereunder. The Agreement permits the Advisor to act as investment adviser for any other person, firm or corporation.


         The Fund's advisory fee is at the annual rate of .50% on the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% of average daily net assets in excess of $300 million. The fee is accrued daily and paid monthly. Under the Advisory Agreement, the Advisor guarantees that the total expenses of each Portfolio in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall not exceed, and undertakes to pay or refund to the Portfolio any amount by which such expenses do exceed, 1% (net of any expense offsets) of that Portfolio's average annual net assets. For the fiscal year ended November 30, 1998, the total advisory fee paid by the Primary Portfolio was $____; the total advisory fee paid by the Government Portfolio was $____; the total fee paid by the General Municipal Portfolio was $_____; the total fee paid by the California Municipal Portfolio was $_____ and the total fee paid by the New York Municipal Portfolio was $____. For the fiscal year ended November 30, 1997, the total advisory fee paid by the Primary Portfolio was $7,907,076 and the total fees accrued or paid by the Government, General Municipal, California Municipal and New York Municipal Portfolios were $493,349, $656,681, $287,248 and $323,434, respectively, of which $7,876, $2,257, $31,822 and $954, respectively was waived by the Advisor. For the fiscal year ended November 30, 1996, the total advisory fee paid by the Primary Portfolio was $6,981,092 and the total advisory fees accrued or paid by the Government, General Municipal, California Municipal and New York Municipal Portfolios were $520,106, $638,004, $309,904 and $313,061 of which $258, $1,744, $71,394 and $7,866, respectively, was waived by the Advisor.

The Distribution Assistance Plan. The Fund has a Distribution Assistance and Administrative Services Plan (the "Plan") with the Advisor. Under the Plan, the Fund may be provided with distribution assistance and/or administrative services through broker-dealers, banks and other depository institutions and other financial intermediaries and administrative services. The fee payable by the Fund's portfolios under the Plan is .25% of the average daily value of each Portfolio's net assets. The services to be obtained are believed to be permissible activities under present banking laws and regulations, and the Directors of the Fund will take appropriate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. For the fiscal year ended November 30, 1998, the total distribution fees accrued or paid by the Primary, Government, General Municipal, California Municipal and New York Municipal Portfolios were $____, $____, $____, $____ and $_____, respectively. Although the Plan compensates the Advisor regardless of its expense, the Advisor has spent more on distribution expenses for the Fund that it has received in distribution fees during each fiscal year that the Fund has been in operation.



         It is estimated that the Advisor spent approximately the following amounts with respect to the Primary, Government, General Municipal, California Municipal and New York Municipal Portfolios for the fiscal year ended November 30, 1998:


                                    Primary      Government      General      California       New York
                                   Portfolio     Portfolio      Municipal     Municipal       Municipal
                                                                Portfolio     Portfolio       Portfolio
Sales Material and Advertising        -0-           -0-            -0-           -0-             -0-
Printing and Mailing of               -0-           -0-            -0-           -0-             -0-
Prospectuses to Other than
Current Shareholders
Compensation to Dealers                $             $              $             $               $
Compensation to Sales Personnel       -0-           -0-            -0-           -0-             -0-
Other (1)                             -0-           -0-            -0-           -0-             -0-

(1) Includes cost of telephone and overhead.

The Distribution Agreement. The Fund has entered into a Distribution Agreement with OCC Distributors (the "Distributor"), an affiliated broker-dealer of the Advisor. Under the Distribution Agreement, the Distributor acts as the Fund's agent (underwriter) in the continuous public offering of its shares. Also under the Agreement, the Fund makes no payment to the Distributor or any other party and expenses normally attributable to sales, other than those paid by the Advisor, are borne by the Distributor.

Portfolio Transactions. Portfolio decisions are based on the judgment and actions of the Advisor. As most, if not all, purchases made by the Fund are principal transactions at net prices, the Fund pays little brokerage commission. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities from dealers include a spread between the bid and asked prices. The Advisor seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers during the course of an underwriting in return for their execution and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Portfolios and/or other accounts of the Advisor; information received in connection with directed orders of other accounts managed by the Advisor or its affiliates may or may not be useful to one or more of the Portfolios. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the activities of the Advisor, to make available additional views for consideration and comparison, to enable the Advisor to obtain market information for the valuation of securities held in a Portfolio's assets.

         The Advisor currently serves as investment manager to a number of clients, including other investment companies, and in the future may act as investment manager or adviser to others. It is the practice of the Advisor to cause purchase or sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Portfolio and other client accounts.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Portfolio is determined each day the New York Stock Exchange (the "Exchange") is open, as of 4:00 p.m., New York time that day by dividing the value of a Portfolio's net assets by the number of its shares outstanding.

         The Portfolios operate under a rule (the "Rule") of the Securities and Exchange Commission under the Act which permits them to value their portfolios on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost adjusted by straight-line amortizating to maturity any discount with respect to the Primary and Government Portfolios or premium with respect to all Portfolios, regardless of the impact of fluctuating interest rates on the market value of the security. The method does not take into account unrealized gains or losses.

         There may be periods during which the value, as determined by amortized cost, may be higher or lower than the price a Portfolio would receive if it sold its securities on a particular day. During periods of declining interest rates, the daily yield on a Portfolio's shares may tend to be higher (and net investment income and daily dividends lower) than under a like computation made by a fund with identical investments which utilizes a method of valuation based upon market prices. The converse would apply in a period of rising interest rates.

         The Fund's Board of Directors has established procedures designed to stabilize the Portfolios' price per share as computed for purpose of sales and redemptions at $1.00. Under the Rule, such procedures must include review of portfolio holdings by the Board of Directors at such intervals as it deems appropriate, and at such intervals as are reasonable in light of current market conditions, to determine whether the Portfolios' net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual quotations, estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources. Under the Rule, whenever the deviation of the current net asset value per share based on available market quotations from a Portfolio's amortized cost price per share reaches 1/2 of 1%, the Board must promptly consider what action, if any, will be initiated. However, the Board has adopted a policy under which it will be required to consider what action to take whenever the deviation of the current net asset value per share based on available market quotations from a Portfolio's amortized cost price per share reaches .003. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to potential investors or existing shareholders, it is to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any day the Exchange is open for trading; however, on any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal Funds cannot be received or sent by State Street Bank & Trust Company. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings), when trading in the markets which the Fund normally utilizes is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The New York Stock Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas Day. It may also close on other days. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned.


                                  CAPITAL STOCK



         The Fund has authority to issue shares of capital stock classified as "Common Stock." The shares of common stock are classified into five separate series. The shares of each series are freely transferable and equal as to earnings, assets and voting privileges with all other shares of that series. There are no conversion preemptive or other subscription rights. Upon liquidation of the Fund or any series, shareholders of a series are entitled to share pro rata in the net assets of that series available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.


                                      TAXES


         Each Portfolio intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code ("Code"). Provided that a Portfolio (a) is a regulated investment company and (b) distributes at least 90% of its taxable net investment income (including, for this purpose, net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Portfolio will not be liable for Federal income taxes to the extent that its taxable net investment income and its net realized long-term and short-term capital gains are distributed to its shareholders. Any net short-term and long-term capital gains realized by a Portfolio will be distributed annually as described in the Prospectus. Distributions of short-term capital gains are taxable as ordinary income, however, distributions of long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Portfolio, and will be designated as long-term capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. If a shareholder receives a long-term capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six-month rule described below relating to exempt-interest dividends) on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the long-term capital gain dividend. At November 30, 1998, accumulated net realized capital loss carry forwards available as a reduction against future net realized capital gains were: Primary--$656 which will expire in 2005. General--$51,461 of which $1,302 will expire in 1999. $13,801 will expire in 2000, $299 will expire in 2001. $33,497 will expire in 2003. $1,853 will expire in 2005 and $709 will expire in 2006. General had $29,512 in capital loss carryforwards expire on November 30, 1998. Such amount has been reclassed to additional paid-in capital to reflect General's federal tax cost basis of available accumulated realized capital loss carryforwards. California--$31,447 of which $730 will expire in 1999, $5,856 will expire in 2000, $1,137 will expire in 2001, $13,827 will expire 2003, $9,304 will expire in 2004 and $593 will expire in 2005 and New York--$24,595 of which $3,198 will expire in 2000, $934 will expire in 2001, $19,669 will expire in 2003 and $794 will expire in 2005. Primary and Government utilized $449 and $263, respectively, of capital loss carryforwards for the year ended November 30, 1998. To the extent that these capital loss carryforwards are used to offset future net realized capital gains, the gains offset will not be distributed to shareholders.


         The Municipal Portfolios are designed to provide investors with current income which is excluded from gross income for Federal income tax purposes and with respect to the New York Municipal and California Municipal Portfolios, exempt from New York State and New York City personal income taxes and from California personal income tax, respectively. Investment in the Portfolios would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income. Although each of the Municipal Portfolios expects to be relieved of all or substantially all Federal and state income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of a Portfolio's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Portfolio would reduce the amount of income and gains available for distribution to shareholders.

         Because the Municipal Portfolios will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of a Portfolio is not deductible for Federal income and New York State and New York City personal income tax purposes and California personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share may, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by a Portfolio which represents income derived from private activity bonds held by the Portfolio may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the applicable Prospectus for the Municipal Portfolios, some (and potentially all) of a Portfolio's dividends may be a specific preference item or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes with resulting tax for individuals and corporations subject to such alternative minimum tax ("AMT"). In addition, the receipt of dividends and distributions from a Portfolio also may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisors as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax or the Federal excess net passive income tax.

         Each shareholder will receive after the close of the calendar year an annual statement as to the Federal income tax status of his or her dividends and distributions from the Portfolio for the prior calendar year. These statements also will designate the amount of exempt-interest dividends that is a specified preference item for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder of the General Municipal Portfolio will also receive a report of the percentage and source on a state-by-state basis of interest income on municipal obligations received by the Portfolio during the preceding calendar year. Each shareholder of the New York Municipal Portfolio will receive an annual statement as to the New York State and New York City personal income tax status of his or her dividends and distributions from such Portfolio for the prior calendar year and each shareholder of the California Municipal Portfolio will receive an annual statement as to the California State personal income tax status of his or her dividends and distributions from such Portfolio for the prior calendar year. Shareholders should consult their tax advisors as to any other state and local taxes that may apply to these dividends and distributions. In the event that a Municipal Portfolio derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total taxable net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

         If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of a Portfolio. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

         The foregoing is only a summary of certain tax considerations generally affecting each Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt interest income derived from obligations of issuers located in the state in which they reside when these distributions are received directly from these issuers, but are usually subject to such taxes on income derived from obligations of issuers located in other jurisdictions. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

                                PERFORMANCE DATA

Yields. Yields on portfolio securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the fixed-income or tax-exempt securities market, the size of particular offerings, the maturity of obligations and the rating of an issue. The ratings of the rating organizations represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity and interest rate with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of securities or changes in the investment objectives of investors. Subsequent to purchase, an issue of Municipal Securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Portfolio. Neither event will require the elimination of an investment by a Portfolio, but the Advisor will consider such an event in its determination of whether a Portfolio should continue to hold an investment.

         Yield information may be useful to investors in reviewing a Portfolio's performance. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in any of the Portfolios of the Fund is not insured as is typically the case with deposits in a bank or savings and loan; yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation of future yields or rates of return. Yield is affected by portfolio quality, portfolio maturity, type of instruments held and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money market instruments or bank accounts provide fixed yields and also that bank accounts may be insured.

         From time to time the Fund may advertise yield figures. Reference in advertisements may be made to ratings and rankings among similar funds by independent evaluators such as Lipper Analytical Services Inc. and Donoghue's Money Fund Report, and the performance of the Portfolios may be compared to recognized indices of market performance.

         There are two methods by which the Portfolios' yield for a specified period of time is calculated.

         The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The net asset value of this share will be $1.00. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period; however, capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation) are excluded from the calculation. Thus, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may be included in the dividends declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends. This net change in the account value is then divided by the value of the account at the beginning of the period and the resulting figure (referred to as the "period base return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period; the result is the "current yield." Normally a seven day period will be used in determining yields (both the current and the effective yield discussed below) in published or mailed advertisements.

         The second method results in an amount referred to as the "effective yield." This represents an annualization of the current yield with dividends reinvested daily. This effective yield for a seven day period would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

         "Tax equivalent yield" is calculated by dividing the percentage of the current yield or the effective yield which is not subject to federal income tax by the reciprocal of the applicable federal tax rate and adding the percentage of the current or effective yield to the quotient.

TAX EQUIVALENT CURRENT YIELD = T/r + R

r = reciprocal of applicable tax rate (1.00 - tax rate = r)
T = % of yield which is tax-exempt
R = % of yield taxable

The "current yield" is calculated for the indicated period according to the following formula:

CURRENT YIELD = (Base Period Return) x 365/7

The "effective yield" is calculated for the indicated period according to the following formula:

EFFECTIVE YIELD = [(Base Period Return + 1) 365/7 ]-1

Where: Base Period Return is the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period.

                           Yield for Seven Day Period



Portfolio                       Yield for seven-day period ended 11/30/98
---------                      -------------------------------------------
                               Current                           Effective
Primary                           %                                  %

Government                        %                                  %

General Municipal                 %                                  %

California Municipal              %                                  %

New York Municipal                %                                  %

                      Tax Equivalent Yield -- 30 day period
                  for the 30-day period ended November 30, 1998


Portfolio                        At Federal Income Tax Rate of 39.6%*
---------                        ------------------------------------
General Municipal                                  %

California Municipal                               %

New York Municipal                                 %


* A portion of the tax-exempt dividends paid by the Portfolios is treated as a tax preference item for individuals subject to the alternative minimum tax. For the fiscal year ended November 30, 1998, approximately ____%, ____%, and ____%, respectively, of distributions of the General, California and New York Municipal Portfolios were tax preference items; for the calendar year ended December 31, 1998, approximately ___%, ____% and ____%, respectively, of distributions were tax preference items. In addition, certain corporate shareholders which are subject to the alternative minimum tax may also have to take remaining distributions by the Portfolios into account in computing the alternative minimum tax. The tax equivalent yield for the California Municipal Portfolio is based on an assumed California State tax rate of 9.3%. The tax equivalent yield for the New York Municipal Portfolio is based on an assumed New York state tax rate of 6.85%; if a shareholder was a New York City resident, the tax-equivalent yield would have been ____%, based on an assumed New York City tax rate of ____%.


                             ADDITIONAL INFORMATION

Description of the Fund. The Fund was formed under the laws of Maryland on April 27, 1989 under the name Quest Cash Reserves, Inc. The name of the Fund was changed to OCC Cash Reserves, Inc. on January 31, 1996. It is not contemplated that share certificates will be issued or regular annual meetings of the shareholders will be held. The Fund will provide without charge to any stockholder, upon request to the Secretary at the Corporation's principal office, (a) a full statement of the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption of the shares of each class of stock which the Corporation is authorized to issue, (b) the differences in the relative rights and preferences between the shares of each series to the extent they have been set, and (c) the authority of the Board of Directors to set the relative rights and preferences of subsequent series.

Possible Additional Portfolio Series. If additional Portfolios are created by the Board of Directors, shares of each such Portfolio will be entitled to vote as a class only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Directors. Expenses not otherwise identified with a particular Portfolio will be allocated fairly among two or more Portfolios by the Board of Directors.

         Under Rule 18f-2 of the 1940 Act, any matter to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of directors or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.


Independent Accountants. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the independent accountants of the Fund and of each Portfolio; their services include examining the annual financial statements of each Portfolio as well as other related services.


Custodian and Transfer Agent. The custodian of the assets, transfer agent and shareholder servicing agent for the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Telephone Redemptions and Exchanges. In the absence of negligence on the part of the Transfer Agent or gross negligence on the part of the Fund, neither the Fund, the Transfer Agent nor their affiliates shall be liable for any loss, cost or expense caused by unauthorized telephone redemption and exchange instructions.

                                    Appendix

       DESCRIPTION OF COMMERCIAL PAPER AND MUNICIPAL BOND AND NOTE RATINGS

Commercial Paper Ratings

         Moody's commercial paper ratings are opinions of the ability of issuers to repay promissory obligations when due. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 - Superior Ability for Repayment; Prime 2 - Strong Ability for Repayment; Prime 3 - Acceptable Ability for Repayment.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the highest rating, "A", are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation "A-1" indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The "A+" designation is applied to those issues rated "A-1" which possess overwhelming safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

         Duff & Phelps' short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range from Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.

         Thomson's BankWatch, Inc. assigns only one Issuer Rating to each company, based upon a qualitative and quantitative analysis of the consolidated financials of an issuer and its subsidiaries. The rating incorporates TBW's opinion of the vulnerability of the company to adverse developments which may impact the marketability of its securities, as well as the issuer's ability to repay principal and interest. Ratings range from A for highest quality to E for the lowest, companies with very serious problems.

Bond Ratings

         A bond rated "Aaa" by Moody's is judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is deemed secure. While the various protective elements may change, such foreseeable changes are unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. Margins of protection on "Aa" bonds may not be as large as on "Aaa" securities or fluctuations of protective elements may be of greater magnitude or there may be other elements present which make the long-term risks appear somewhat larger than "Aaa" securities. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds rated "Baa" are considered medium grade obligations whose interest payments and principal security appear adequate for the present but lack certain protective elements or may be characteristically unreliable over any great length of time. Moody's applies numerical figures "1", "2" and "3" in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         Debt rated "AAA" by Standard & Poor's has the highest rating assigned by it. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a strong capacity to pay interest and repay principal and differs from "AAA" issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong. Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings. Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment. Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

         Debt rated AAA, the highest rating by Duff & Phelps, is considered to be of the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA is regarded as high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Note Ratings

Moody's


MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Standard & Poor's


SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.



SP-2 -- Satisfactory capacity to pay principal and interest.



Description of Moody's four highest municipal bond ratings


         Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Description of S&P's four highest municipal bond ratings


         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

         A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

         BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.


Description of Fitch's four highest municipal bond ratings.


         Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong. Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings. Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment. Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.


Description of Moody's highest ratings of state and municipal notes and other short-term loans


         Moody's ratings for state and municipal notes and other short-term loans are designated "Moody's Investment Grade" ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing.

Symbols used will be as follows:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Description of S&P's ratings of state and municipal notes and other short-term loans


         Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

         SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Part C   Other Information

Item 24.       Financial Statements and Exhibits

         Financial Statements:

                  Included in the Prospectus:


                           None


                  Included in Part B:


                           None


                  Included in Part C:

                           None

         Exhibits:
         ---------

                  (1)      Articles of Incorporation.*

                  (2)      Bylaws of Registrant.*

                  (3)      Not Applicable.

                  (4)      Not Applicable.

                  (5)      Advisory Agreement.  **

                  (6)      (a) Distribution Agreement.  **
                           (b) Dealer Agreement.*

                  (7)      Not Applicable.

                  (8)      Custody Agreement.*

                  (9)      Not Applicable.

                  (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable.*


                  (11)     Consent of Independent Accountants.***


                  (12)     Not Applicable.

                  (13)     Agreement relating to initial capital.*

                  (14)     Not Applicable.

                  (15) Distribution Assistance and Administrative Services Plan Pursuant to Rule 12b-1. **


                  (16)     Performance Computations.*



                  (17)     Financial Data Schedules.***


                  * Incorporated by reference to exhibits filed with Post-Effective Amendment No. 12.
                  ** Incorporated by reference to exhibits filed with
                     Post-Effective Amendment No. 18.

                  ***To be filed with Post Effective Amendment 20.


Item 25.          Persons Controlled by or Under Common Control with Registrant


                  No person is presently controlled by or under common control with Registrant.


Item 26.          Number of Holders of Securities


                                                                                 Number of Record
                                                                                  Holders as of
                  Title of Class                                                 January 11, 1999
                  --------------                                                 ----------------
                  Common Stock Primary Portfolio..............................        144,107
                  Common Stock Government Portfolio...........................          1,859
                  Common Stock General Municipal Portfolio....................          2,804
                  Common Stock California Municipal Portfolio.................          1,535
                  Common Stock New York Municipal Portfolio...................          1,742


Item 27.          Indemnification

                  See Article Eighth, Sections (6) and (7) of Registrant's Articles of Incorporation, Exhibit 1.

Item 28.          Business and Other Connections of Investment Adviser

                  See "Management of the Fund" in the Prospectus and "Investment Management and Other Services" in the Additional Statement regarding the business of the investment adviser. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the investment adviser.




Name & Current Position with OpCap Advisors            Other Business and Connections During the Past Two Years
-------------------------------------------            --------------------------------------------------------
Thomas E. Duggan, General Counsel & Secretary          Managing Director and General Counsel of Oppenheimer
                                                       Capital; General Counsel and Secretary of OCC
                                                       Distributors.

Bernard H. Garil, President                            Managing Director of Oppenheimer Capital; Director of
                                                       Oppenheimer Capital Trust Company.

Joseph M. La Motta, Chairman                           Chairman Emeritus of Oppenheimer Capital; Director of
                                                       Oppenheimer Capital Trust Company.

Lawrence K. Becker, Treasurer and                      Managing Director/Treasurer/Chief Financial Officer of
Chief Financial Officer                                Oppenheimer Capital; Director of Oppenheimer Capital Trust
                                                       Company; Treasurer and Chief Financial Officer of OCC
                                                       Distributors.


              The address of OpCap Advisors is 200 Liberty Street,
                            New York, New York 10281.

Item 29.          Principal Underwriter

                  (a) OCC Distributors acts as principal underwriter for the Registrant, and OCC Accumulation Trust.

                  (b) Set forth below is certain information pertaining to the partners and officers of OCC Distributors, Registrant's Principal Underwriter; the Principal Business Address of each is One World Financial Center, New York, NY, 10281:


                                              Positions and Offices             Positions and Offices
Name                                          with Underwriter                  with Registrant
------------------------------------          ---------------------             ---------------------
Oppenheimer Capital                           General Partner                   None

Value Advisors LLC                            General Partner                   None

Everett Alcenat                               Principal                         Vice President

Lawrence K. Becker                            Treasurer                         Treasurer

Thomas E. Duggan                              Secretary                         Assistant Secretary


                  (c) Not applicable.

Item 30.          Location of Required Records -- Rule 31a-1

                  State Street Bank and Trust Company
                  One Heritage Drive
                  North Quincy, MA   01271

                  Will maintain records required by Rule 31a-1(b)(1), (b)(2),
                  (b)(3), (b)(6), (b)(7) and (b)(8).

                  OpCap Advisors
                  One World Financial Center
                  New York, NY  10281

                  Will maintain records required by Rule 31a-1(b)(4), (b)(9),
                  (b)(10) and (b)(11).

Item 31.          Management Services

                  Not Applicable.

Item 31.          Undertakings

                  (a) Registrant hereby undertakes to assist shareholder communication in accordance with the provisions of
                           Section 16 of the Investment Company Act of 1940 and to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned thereto duly authorized in the City of New York, and State of New York on the 25th day of January, 1999.


                                           OCC CASH RESERVES, INC.


                                           /s/ Joseph M. La Motta
                                           ----------------------
                                           Joseph M. La Motta, President


Attest:


/s/Deborah Kaback
-------------------------
Deborah Kaback, Secretary


         Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed below by the following persons in the capacities and on the date indicated:

                             OCC CASH RESERVES, INC.



                                                                       Date
/s/ Joseph M. La Motta                                                1/25/99
---------------------------------------
Joseph M. La Motta, President, Director

/s/ Paul Y. Clinton                                                   1/25/99
---------------------------------------
Paul Y. Clinton, Director

/s/ Thomas W. Courtney                                                1/25/99
---------------------------------------
Thomas W. Courtney, Director

/s/ George Loft                                                       1/25/99
---------------------------------------
George Loft, Director

/s/                                                                   1/25/99
---------------------------------------
Lacy Herrmann, Director

/s/ Deborah Kaback                                                    1/25/99
---------------------------------------
Deborah Kaback, Secretary

/s/ Richard Peteka                                                    1/25/99
---------------------------------------
Richard Peteka, Treasurer